UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following five annual reports to shareholders for the period ended March 31, 2023:

•John Hancock Disciplined Value Fund

•John Hancock Disciplined Value Mid Cap Fund

•John Hancock Global Shareholder Yield Fund

•John Hancock International Growth Fund

•John Hancock U.S. Growth Fund

Annual report
John Hancock
Disciplined Value Fund
U.S. equity
March 31, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market lost ground and experienced elevated volatility during the 12 months ended March 31, 2023. While economic growth remained in positive territory, the aggressive actions of the U.S. Federal Reserve (Fed) raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine and China’s extended zero-COVID policy in place until the close of 2022.
U.S. stocks advanced during the first quarter of 2023, despite the unexpected collapse of three regional banks. Although the bank news initially led to a steep market decline, stocks recovered when it became clear the industry’s problems were contained, consumers were remaining resilient, and inflation was in line with expectations. The likelihood that a constrained lending environment would help slow economic growth and lead to stabilized interest rates further encouraged investors. The Fed proceeded with another increase in its target interest rate toward the end of the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
18	Financial highlights
26	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Statement regarding liquidity risk management
39	Trustees and Officers
43	More information
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2023 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund’s benchmark, the Russell 1000 Value Index, lost ground for the period
While rising interest rates weighed heavily on stock prices, the value style outperformed the broader market.
The fund outpaced the benchmark
Stock selection in the consumer discretionary and materials sectors were the primary drivers of the positive results.
Selection in other sectors detracted
Holdings in the energy and communication services sectors experienced the weakest relative performance.
SECTOR COMPOSITION AS OF 3/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

Management’s discussion of fund performance
How would you describe the market environment during the 12 months ended March 31, 2023?
U.S. equities produced negative returns with elevated volatility in the annual period, largely as a result of the U.S. Federal Reserve’s (Fed’s) efforts to combat inflation with tighter monetary policy. While economic growth remained in positive territory, the Fed’s aggressive actions raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine, China’s extended zero-COVID policy, and the failure of several U.S. banks.
What factors affected the fund’s performance?
The fund posted a loss but outpaced its benchmark. Sector allocation made the largest contribution. An overweight in energy was particularly helpful as the sector benefited not just from rising oil prices, but also improved operational efficiencies. A zero weighting in real estate was a further plus. The sector lagged considerably due to the combination of higher interest rates, expectations for slower economic growth, and the headwinds in the continued work-from-home trend created for the office sector.
TOP 10 HOLDINGS AS OF 3/31/2023 (% of net assets)
JPMorgan Chase & Co.	3.6
Berkshire Hathaway, Inc., Class B	3.6
Alphabet, Inc., Class A	3.3
Bristol-Myers Squibb Company	3.1
Johnson & Johnson	2.9
Sanofi, ADR	2.9
Cisco Systems, Inc.	2.7
AutoZone, Inc.	2.4
Marathon Petroleum Corp.	2.2
Activision Blizzard, Inc.	2.2
TOTAL	28.9
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2023 (% of net assets)
United States	87.3
France	2.9
Canada	2.6
Ireland	2.5
United Kingdom	2.1
Switzerland	1.0
Other countries	1.6
TOTAL	100.0
4	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

The contribution from allocation was offset, to some extent, by an adverse effect from stock selection. The largest shortfall occurred in energy, with the primary detractors being zero weightings in a number of the sector’s top performers. In addition, a position in the Halliburton Company trailed its peers. Energy, however, was also home to several of the fund’s top individual contributors in the period, including Marathon Petroleum Corp., ConocoPhillips, and Schlumberger NV, Ltd.
Stock selection in communication services also detracted from results. Positions in Alphabet, Inc. (parent of Google) and Meta Platforms, Inc. (formerly Facebook), both of which were affected by the broader sell-off in mega-cap growth stocks in 2022, lost ground. We chose to sell the position in Meta, which prevented the fund from benefiting when the stock surged in early 2023 after the company announced it would cut costs to focus more on bottom-line results.
On the positive side, selection in the consumer discretionary sector added value thanks to overweight positions in auto-parts providers AutoZone, Inc. and LKQ Corp., and an out-of-benchmark position in Booking Holdings, Inc. The materials sector was an additional area of strength. Shares of the building products company CRH PLC rose on hopes that the U.S. infrastructure bill will boost its aggregates business and help its 2023 growth and cash flows exceed expectations. Axalta Coating Systems, Ltd. also outperformed as pricing—which previously wasn’t keeping pace with the company’s rising costs—improved across all of its business segments, helping its valuation rebound from depressed levels.
Can you tell us about a recent change to the portfolio management team?
Effective January 31, 2023, Stephanie McGirr left the team.
MANAGED BY

Mark E. Donovan, CFA
David J. Pyle, CFA
David T. Cohen, CFA
Joshua White, CFA
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc. (Boston Partners), and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of ORIX Corporation of Japan.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	-10.31	5.93	8.53	33.37	126.69
Class C	-7.14	6.23	8.27	35.26	121.36
Class I1	-5.33	7.29	9.37	42.17	144.96
Class R2[1]	-5.73	6.86	8.92	39.36	135.07
Class R4[1]	-5.52	7.13	9.20	41.14	141.21
Class R5[1]	-5.31	7.35	9.44	42.59	146.37
Class R6[1]	-5.22	7.41	9.48	42.94	147.48
Class NAV[1]	-5.20	7.41	9.49	42.99	147.70
Index 1†	-5.91	7.50	9.13	43.55	139.52
Index 2†	-7.73	11.19	12.24	69.94	217.36
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.01	1.76	0.76	1.16	1.01	0.71	0.66	0.65
Net (%)	1.00	1.75	0.75	1.15	0.90	0.70	0.65	0.64
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
6	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2	3-31-13	22,136	22,136	23,952	31,736
Class I1	3-31-13	24,496	24,496	23,952	31,736
Class R2[1]	3-31-13	23,507	23,507	23,952	31,736
Class R4[1]	3-31-13	24,121	24,121	23,952	31,736
Class R5[1]	3-31-13	24,637	24,637	23,952	31,736
Class R6[1]	3-31-13	24,748	24,748	23,952	31,736
Class NAV[1]	3-31-13	24,770	24,770	23,952	31,736
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,120.70	$5.39	1.02%
	Hypothetical example	1,000.00	1,019.80	5.14	1.02%
Class C	Actual expenses/actual returns	1,000.00	1,116.60	9.29	1.76%
	Hypothetical example	1,000.00	1,016.20	8.85	1.76%
Class I	Actual expenses/actual returns	1,000.00	1,122.50	4.07	0.77%
	Hypothetical example	1,000.00	1,021.10	3.88	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,119.70	6.18	1.17%
	Hypothetical example	1,000.00	1,019.10	5.89	1.17%
Class R4	Actual expenses/actual returns	1,000.00	1,121.20	4.81	0.91%
	Hypothetical example	1,000.00	1,020.40	4.58	0.91%
Class R5	Actual expenses/actual returns	1,000.00	1,122.70	3.76	0.71%
	Hypothetical example	1,000.00	1,021.40	3.58	0.71%
Class R6	Actual expenses/actual returns	1,000.00	1,122.80	3.49	0.66%
	Hypothetical example	1,000.00	1,021.60	3.33	0.66%
Class NAV	Actual expenses/actual returns	1,000.00	1,122.80	3.44	0.65%
	Hypothetical example	1,000.00	1,021.70	3.28	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	9

Fund’s investments
AS OF 3-31-23
	Shares	Value
Common stocks 97.3%		$11,747,919,621
(Cost $9,300,452,450)
Communication services 6.6%		794,097,367
Entertainment 2.2%
Activision Blizzard, Inc.	3,011,369	257,743,073
Interactive media and services 3.3%
Alphabet, Inc., Class A (A)	3,862,904	400,699,033
Wireless telecommunication services 1.1%
T-Mobile US, Inc. (A)	936,587	135,655,261
Consumer discretionary 5.7%		682,545,556
Distributors 1.0%
LKQ Corp.	2,030,515	115,252,031
Hotels, restaurants and leisure 0.9%
Booking Holdings, Inc. (A)	42,761	113,419,704
Household durables 1.4%
Mohawk Industries, Inc. (A)	627,897	62,927,837
Sony Group Corp., ADR	1,180,176	106,982,954
Specialty retail 2.4%
AutoZone, Inc. (A)	115,519	283,963,030
Consumer staples 6.6%		802,642,161
Beverages 3.1%
Coca-Cola Europacific Partners PLC	2,166,894	128,258,456
Keurig Dr. Pepper, Inc.	6,978,090	246,187,015
Consumer staples distribution and retail 3.5%
The Kroger Company	1,891,351	93,375,999
U.S. Foods Holding Corp. (A)	3,488,911	128,880,372
Walmart, Inc.	1,396,679	205,940,319
Energy 11.4%		1,374,462,239
Energy equipment and services 2.6%
Halliburton Company	4,199,890	132,884,520
Schlumberger, Ltd.	3,765,530	184,887,523
Oil, gas and consumable fuels 8.8%
BP PLC, ADR	3,160,599	119,913,126
Canadian Natural Resources, Ltd.	2,935,942	162,504,390
Cenovus Energy, Inc.	8,627,632	150,638,455
ConocoPhillips	1,207,262	119,772,463
Devon Energy Corp.	749,785	37,946,619
Marathon Petroleum Corp.	1,956,207	263,755,390
Peabody Energy Corp. (A)	2,374,128	60,777,677
10	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	692,235	$141,382,076
Financials 17.9%		2,159,726,358
Banks 7.0%
Bank of America Corp.	4,814,040	137,681,544
JPMorgan Chase & Co.	3,356,517	437,387,731
Truist Financial Corp.	1,046,943	35,700,756
Wells Fargo & Company	6,398,114	239,161,501
Capital markets 2.3%
Ares Management Corp., Class A	590,461	49,268,066
Intercontinental Exchange, Inc.	722,873	75,388,425
The Goldman Sachs Group, Inc.	469,617	153,616,417
Consumer finance 0.5%
Discover Financial Services	629,858	62,255,165
Financial services 5.0%
Berkshire Hathaway, Inc., Class B (A)	1,392,622	429,999,895
FleetCor Technologies, Inc. (A)	576,142	121,479,541
Global Payments, Inc.	428,001	45,042,825
Insurance 3.1%
Aon PLC, Class A	221,581	69,862,273
Arthur J. Gallagher & Company	516,681	98,846,242
Chubb, Ltd.	653,739	126,943,039
Everest Re Group, Ltd.	92,813	33,228,910
The Allstate Corp.	395,849	43,864,028
Health care 19.9%		2,408,467,412
Biotechnology 1.5%
AbbVie, Inc.	525,792	83,795,471
Amgen, Inc.	396,036	95,741,703
Health care providers and services 7.8%
AmerisourceBergen Corp.	911,140	145,882,625
Centene Corp. (A)	1,884,118	119,095,099
CVS Health Corp.	2,384,259	177,174,286
McKesson Corp.	174,612	62,170,603
The Cigna Group	768,813	196,454,786
UnitedHealth Group, Inc.	501,485	236,996,796
Life sciences tools and services 1.7%
Avantor, Inc. (A)	3,992,116	84,393,332
ICON PLC (A)(B)	590,514	126,127,885
Pharmaceuticals 8.9%
Bristol-Myers Squibb Company	5,418,024	375,523,243
Johnson & Johnson	2,291,402	355,167,310
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	11

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Sanofi, ADR	6,430,435	$349,944,273
Industrials 12.7%		1,536,758,704
Aerospace and defense 2.4%
General Dynamics Corp.	672,786	153,536,493
Howmet Aerospace, Inc.	3,329,701	141,079,431
Building products 1.1%
Allegion PLC	634,013	67,668,207
Masco Corp.	1,412,200	70,214,584
Electrical equipment 1.0%
Eaton Corp. PLC	690,697	118,344,024
Machinery 5.0%
Caterpillar, Inc.	469,421	107,422,302
Deere & Company	397,476	164,109,891
Dover Corp.	440,817	66,977,735
Fortive Corp.	1,612,658	109,934,896
Otis Worldwide Corp.	921,811	77,800,848
Wabtec Corp.	784,165	79,247,715
Professional services 1.6%
Leidos Holdings, Inc.	1,004,347	92,460,185
SS&C Technologies Holdings, Inc.	1,668,764	94,235,103
Trading companies and distributors 1.6%
United Rentals, Inc.	489,507	193,727,290
Information technology 10.3%		1,238,912,796
Communications equipment 2.7%
Cisco Systems, Inc.	6,097,864	318,765,841
IT services 0.8%
Cognizant Technology Solutions Corp., Class A	1,546,947	94,255,481
Semiconductors and semiconductor equipment 6.8%
Advanced Micro Devices, Inc. (A)	1,148,272	112,542,139
Applied Materials, Inc.	1,260,194	154,789,629
Lam Research Corp.	139,988	74,210,439
Microchip Technology, Inc.	1,564,733	131,093,331
Micron Technology, Inc.	1,962,268	118,403,251
NXP Semiconductors NV	269,643	50,281,678
Qualcomm, Inc.	1,446,708	184,571,007
Materials 4.2%		504,734,505
Chemicals 3.3%
Axalta Coating Systems, Ltd. (A)	3,023,643	91,586,146
Corteva, Inc.	1,032,937	62,296,430
12	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	2,326,566	$166,977,642
Olin Corp.	1,361,776	75,578,568
Construction materials 0.9%
CRH PLC, ADR (B)	2,128,872	108,295,719
Utilities 2.0%		245,572,523
Electric utilities 1.0%
FirstEnergy Corp.	3,163,554	126,731,973
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4,033,963	118,840,550

	Yield (%)	Shares	Value
Short-term investments 2.9%			$353,101,559
(Cost $353,098,978)
Short-term funds 2.9%			353,101,559
John Hancock Collateral Trust (C)	4.9438(D)	749,311	7,490,790
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.6799(D)	345,610,769	345,610,769

Total investments (Cost $9,653,551,428) 100.2%	$12,101,021,180
Other assets and liabilities, net (0.2%)	(24,576,616)
Total net assets 100.0%	$12,076,444,564

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $9,698,074,953. Net unrealized appreciation aggregated to $2,402,946,227, of which $2,627,636,834 related to gross unrealized appreciation and $224,690,607 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $9,646,063,219) including $7,317,742 of securities loaned	$12,093,530,390
Affiliated investments, at value (Cost $7,488,209)	7,490,790
Total investments, at value (Cost $9,653,551,428)	12,101,021,180
Dividends and interest receivable	13,521,114
Receivable for fund shares sold	13,997,607
Receivable for investments sold	34,922,239
Receivable for securities lending income	16,825
Other assets	1,229,906
Total assets	12,164,708,871
Liabilities
Payable for investments purchased	67,291,120
Payable for fund shares repurchased	11,566,484
Payable upon return of securities loaned	7,476,759
Payable to affiliates
Accounting and legal services fees	495,965
Transfer agent fees	666,205
Distribution and service fees	17,015
Trustees’ fees	761
Other liabilities and accrued expenses	749,998
Total liabilities	88,264,307
Net assets	$12,076,444,564
Net assets consist of
Paid-in capital	$9,340,029,489
Total distributable earnings (loss)	2,736,415,075
Net assets	$12,076,444,564

14	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,184,553,199 ÷ 54,525,446 shares)[1]	$21.72
Class C ($79,184,685 ÷ 3,975,821 shares)[1]	$19.92
Class I ($5,657,474,885 ÷ 272,055,499 shares)	$20.80
Class R2 ($49,637,673 ÷ 2,390,852 shares)	$20.76
Class R4 ($48,963,915 ÷ 2,353,525 shares)	$20.80
Class R5 ($58,942,439 ÷ 2,827,004 shares)	$20.85
Class R6 ($3,846,305,856 ÷ 184,509,754 shares)	$20.85
Class NAV ($1,151,381,912 ÷ 55,205,513 shares)	$20.86
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.86

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	15

STATEMENT OF OPERATIONS For the year ended 3-31-23

Investment income
Dividends	$245,469,046
Interest	11,105,472
Securities lending	73,359
Less foreign taxes withheld	(3,700,822)
Total investment income	252,947,055
Expenses
Investment management fees	75,209,999
Distribution and service fees	4,333,692
Accounting and legal services fees	1,911,053
Transfer agent fees	8,490,374
Trustees’ fees	263,727
Custodian fees	1,325,447
State registration fees	321,543
Printing and postage	735,815
Professional fees	418,171
Other	366,736
Total expenses	93,376,557
Less expense reductions	(959,442)
Net expenses	92,417,115
Net investment income	160,529,940
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	412,747,947
Affiliated investments	10,676
412,758,623
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,257,797,984)
Affiliated investments	2,581
(1,257,795,403)
Net realized and unrealized loss	(845,036,780)
Decrease in net assets from operations	$(684,506,840)
16	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-23	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$160,529,940	$109,334,518
Net realized gain	412,758,623	1,709,466,375
Change in net unrealized appreciation (depreciation)	(1,257,795,403)	(172,873,157)
Increase (decrease) in net assets resulting from operations	(684,506,840)	1,645,927,736
Distributions to shareholders
From earnings
Class A	(74,200,652)	(142,634,076)
Class C	(5,309,741)	(15,439,022)
Class I	(389,166,210)	(794,647,089)
Class R2	(3,173,900)	(5,966,347)
Class R4	(3,287,805)	(7,303,391)
Class R5	(3,734,327)	(7,360,008)
Class R6	(268,993,677)	(547,655,424)
Class NAV	(78,981,499)	(188,506,983)
Total distributions	(826,847,811)	(1,709,512,340)
From fund share transactions	670,486,527	703,591,853
Total increase (decrease)	(840,868,124)	640,007,249
Net assets
Beginning of year	12,917,312,688	12,277,305,439
End of year	$12,076,444,564	$12,917,312,688
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	17

Financial highlights
CLASS A SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$24.55	$24.73	$15.18	$20.25	$22.11
Net investment income[1]	0.24	0.15	0.18	0.30	0.26
Net realized and unrealized gain (loss) on investments	(1.63)	3.04	9.65	(4.20)	(0.28)
Total from investment operations	(1.39)	3.19	9.83	(3.90)	(0.02)
Less distributions
From net investment income	(0.23)	(0.16)	(0.28)	(0.25)	(0.23)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.44)	(3.37)	(0.28)	(1.17)	(1.84)
Net asset value, end of period	$21.72	$24.55	$24.73	$15.18	$20.25
Total return (%)[2,3]	(5.60)	13.42	65.19	(20.99)	0.45
Ratios and supplemental data
Net assets, end of period (in millions)	$1,185	$1,204	$1,037	$731	$1,092
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.04	1.07	1.07	1.06
Expenses including reductions	1.01	1.03	1.07	1.06	1.05
Net investment income	1.04	0.60	0.94	1.44	1.18
Portfolio turnover (%)	43	38	55	88	69

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$22.62	$23.05	$14.17	$18.98	$20.82
Net investment income (loss)[1]	0.06	(0.04)	0.03	0.13	0.09
Net realized and unrealized gain (loss) on investments	(1.49)	2.82	9.00	(3.92)	(0.26)
Total from investment operations	(1.43)	2.78	9.03	(3.79)	(0.17)
Less distributions
From net investment income	(0.06)	—	(0.15)	(0.10)	(0.06)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.27)	(3.21)	(0.15)	(1.02)	(1.67)
Net asset value, end of period	$19.92	$22.62	$23.05	$14.17	$18.98
Total return (%)[2,3]	(6.26)	12.56	63.90	(21.51)	(0.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$79	$116	$135	$140	$235
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.79	1.82	1.82	1.81
Expenses including reductions	1.76	1.78	1.82	1.81	1.80
Net investment income (loss)	0.29	(0.17)	0.19	0.67	0.43
Portfolio turnover (%)	43	38	55	88	69

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	19

CLASS I SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.57	$23.86	$14.65	$19.58	$21.45
Net investment income[1]	0.28	0.21	0.22	0.34	0.30
Net realized and unrealized gain (loss) on investments	(1.55)	2.93	9.32	(4.05)	(0.27)
Total from investment operations	(1.27)	3.14	9.54	(3.71)	0.03
Less distributions
From net investment income	(0.29)	(0.22)	(0.33)	(0.30)	(0.29)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.50)	(3.43)	(0.33)	(1.22)	(1.90)
Net asset value, end of period	$20.80	$23.57	$23.86	$14.65	$19.58
Total return (%)[2]	(5.33)	13.73	65.58	(20.77)	0.64
Ratios and supplemental data
Net assets, end of period (in millions)	$5,657	$6,039	$5,618	$5,250	$7,399
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.79	0.82	0.82	0.82
Expenses including reductions	0.76	0.78	0.82	0.81	0.81
Net investment income	1.29	0.84	1.18	1.69	1.43
Portfolio turnover (%)	43	38	55	88	69

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.53	$23.83	$14.63	$19.57	$21.43
Net investment income[1]	0.20	0.11	0.15	0.23	0.22
Net realized and unrealized gain (loss) on investments	(1.56)	2.93	9.31	(4.03)	(0.27)
Total from investment operations	(1.36)	3.04	9.46	(3.80)	(0.05)
Less distributions
From net investment income	(0.20)	(0.13)	(0.26)	(0.22)	(0.20)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.41)	(3.34)	(0.26)	(1.14)	(1.81)
Net asset value, end of period	$20.76	$23.53	$23.83	$14.63	$19.57
Total return (%)[2]	(5.73)	13.28	64.94	(21.08)	0.24
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$55	$55	$42	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.18	1.21	1.21	1.21
Expenses including reductions	1.15	1.17	1.20	1.20	1.20
Net investment income	0.90	0.43	0.80	1.17	1.02
Portfolio turnover (%)	43	38	55	88	69

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	21

CLASS R4 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.58	$23.87	$14.65	$19.59	$21.45
Net investment income[1]	0.25	0.17	0.20	0.30	0.27
Net realized and unrealized gain (loss) on investments	(1.57)	2.94	9.32	(4.05)	(0.27)
Total from investment operations	(1.32)	3.11	9.52	(3.75)	—
Less distributions
From net investment income	(0.25)	(0.19)	(0.30)	(0.27)	(0.25)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.46)	(3.40)	(0.30)	(1.19)	(1.86)
Net asset value, end of period	$20.80	$23.58	$23.87	$14.65	$19.59
Total return (%)[2]	(5.52)	13.58	65.34	(20.87)	0.52
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$62	$62	$74	$143
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.03	1.06	1.06	1.06
Expenses including reductions	0.90	0.92	0.95	0.95	0.95
Net investment income	1.14	0.70	1.06	1.50	1.26
Portfolio turnover (%)	43	38	55	88	69

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.63	$23.91	$14.67	$19.62	$21.48
Net investment income[1]	0.29	0.23	0.23	0.34	0.31
Net realized and unrealized gain (loss) on investments	(1.56)	2.94	9.35	(4.06)	(0.26)
Total from investment operations	(1.27)	3.17	9.58	(3.72)	0.05
Less distributions
From net investment income	(0.30)	(0.24)	(0.34)	(0.31)	(0.30)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.51)	(3.45)	(0.34)	(1.23)	(1.91)
Net asset value, end of period	$20.85	$23.63	$23.91	$14.67	$19.62
Total return (%)[2]	(5.31)	13.82	65.67	(20.74)	0.75
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$60	$40	$61	$166
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.73	0.76	0.76	0.76
Expenses including reductions	0.71	0.72	0.75	0.75	0.75
Net investment income	1.35	0.93	1.24	1.70	1.48
Portfolio turnover (%)	43	38	55	88	69

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	23

CLASS R6 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.62	$23.91	$14.67	$19.61	$21.48
Net investment income[1]	0.31	0.24	0.24	0.36	0.32
Net realized and unrealized gain (loss) on investments	(1.56)	2.93	9.35	(4.06)	(0.27)
Total from investment operations	(1.25)	3.17	9.59	(3.70)	0.05
Less distributions
From net investment income	(0.31)	(0.25)	(0.35)	(0.32)	(0.31)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.52)	(3.46)	(0.35)	(1.24)	(1.92)
Net asset value, end of period	$20.85	$23.62	$23.91	$14.67	$19.61
Total return (%)[2]	(5.22)	13.82	65.74	(20.66)	0.76
Ratios and supplemental data
Net assets, end of period (in millions)	$3,846	$4,009	$3,844	$3,369	$4,584
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.68	0.71	0.71	0.71
Expenses including reductions	0.66	0.68	0.71	0.70	0.70
Net investment income	1.40	0.95	1.30	1.81	1.54
Portfolio turnover (%)	43	38	55	88	69

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.63	$23.92	$14.68	$19.62	$21.49
Net investment income[1]	0.31	0.24	0.25	0.36	0.33
Net realized and unrealized gain (loss) on investments	(1.56)	2.93	9.34	(4.06)	(0.28)
Total from investment operations	(1.25)	3.17	9.59	(3.70)	0.05
Less distributions
From net investment income	(0.31)	(0.25)	(0.35)	(0.32)	(0.31)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.52)	(3.46)	(0.35)	(1.24)	(1.92)
Net asset value, end of period	$20.86	$23.63	$23.92	$14.68	$19.62
Total return (%)[2]	(5.20)	13.83	65.71	(20.64)	0.77
Ratios and supplemental data
Net assets, end of period (in millions)	$1,151	$1,372	$1,486	$887	$1,105
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.68	0.70	0.70	0.70
Expenses including reductions	0.65	0.67	0.70	0.69	0.69
Net investment income	1.40	0.95	1.31	1.83	1.54
Portfolio turnover (%)	43	38	55	88	69

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	25

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
26	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	27

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2023, the fund loaned securities valued at $7,317,742 and received $7,476,759 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2023 were $42,980.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
28	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2023 and 2022 was as follows:
	March 31, 2023	March 31, 2022
Ordinary income	$176,286,115	$184,269,868
Long-term capital gains	650,561,696	1,525,242,472
Total	$826,847,811	$1,709,512,340
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2023, the components of distributable earnings on a tax basis consisted of $28,759,925 of undistributed ordinary income and $304,672,587 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s average daily net assets; (b) 0.675% of the next $500 million of the fund’s average daily net assets; (c) 0.650% of the next $500 million of the fund’s average daily net assets; (d) 0.625% of the next $1 billion of the fund’s average daily net assets; (e) 0.600% of the next $10 billion of the fund’s average daily net assets; and (f) 0.575% of the fund’s average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	29

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$86,174
Class C	7,013
Class I	425,250
Class R2	3,721
Class R4	3,863
Class	Expense reduction
Class R5	$4,219
Class R6	288,392
Class NAV	88,487
Total	$907,119

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2023, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $52,323 for Class R4 shares for the year ended March 31, 2023.
30	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $764,632 for the year ended March 31, 2023. Of this amount, $127,498 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $637,134 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2023, CDSCs received by the Distributor amounted to $13,470 and $3,823 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,924,500	$1,347,019
Class C	949,408	109,527
Class I	—	6,646,820
Class R2	249,645	4,788
Class R4	181,992	4,971
Class R5	28,147	5,433
Class R6	—	371,816
Total	$4,333,692	$8,490,374
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	31

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$38,290,909	11	3.589%	$41,996
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2023 and 2022 were as follows:
	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,487,537	$260,789,383	9,714,749	$247,593,735
Distributions reinvested	3,232,754	69,439,558	5,703,557	134,832,091
Repurchased	(9,230,692)	(208,120,479)	(8,331,972)	(213,497,612)
Net increase	5,489,599	$122,108,462	7,086,334	$168,928,214
Class C shares
Sold	540,145	$11,257,476	582,924	$13,606,830
Distributions reinvested	255,062	5,034,920	677,543	14,790,755
Repurchased	(1,952,915)	(40,475,652)	(1,972,814)	(46,783,606)
Net decrease	(1,157,708)	$(24,183,256)	(712,347)	$(18,386,021)
Class I shares
Sold	78,536,957	$1,698,598,666	65,886,934	$1,617,962,179
Distributions reinvested	14,783,198	303,794,722	27,751,495	629,403,911
Repurchased	(77,508,306)	(1,673,382,213)	(72,828,360)	(1,783,032,506)
Net increase	15,811,849	$329,011,175	20,810,069	$464,333,584
Class R2 shares
Sold	350,725	$7,554,442	712,517	$17,103,250
Distributions reinvested	130,818	2,686,996	213,199	4,831,085
Repurchased	(415,824)	(8,986,710)	(914,343)	(22,767,623)
Net increase (decrease)	65,719	$1,254,728	11,373	$(833,288)
Class R4 shares
Sold	365,406	$7,960,704	1,047,552	$25,667,362
Distributions reinvested	159,835	3,287,805	321,877	7,303,391
Repurchased	(783,372)	(17,255,440)	(1,343,465)	(32,808,860)
Net increase (decrease)	(258,131)	$(6,006,931)	25,964	$161,893
32	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	605,864	$13,215,144	1,123,572	$28,566,813
Distributions reinvested	180,756	3,723,568	323,802	7,360,008
Repurchased	(506,554)	(11,099,083)	(577,470)	(14,368,896)
Net increase	280,066	$5,839,629	869,904	$21,557,925
Class R6 shares
Sold	38,201,528	$836,424,332	40,338,709	$1,001,352,142
Distributions reinvested	11,897,340	244,966,235	22,054,696	501,082,696
Repurchased	(35,301,198)	(766,137,436)	(53,460,780)	(1,316,599,662)
Net increase	14,797,670	$315,253,131	8,932,625	$185,835,176
Class NAV shares
Sold	2,897,018	$61,504,415	2,095,577	$52,158,633
Distributions reinvested	3,834,053	78,981,499	8,293,312	188,506,983
Repurchased	(9,597,497)	(213,276,325)	(14,445,593)	(358,671,246)
Net decrease	(2,866,426)	$(72,790,411)	(4,056,704)	$(118,005,630)
Total net increase	32,162,638	$670,486,527	32,967,218	$703,591,853
Affiliates of the fund owned 87% of shares of Class NAV on March 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $5,154,587,527 and $5,229,634,768, respectively, for the year ended March 31, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2023, funds within the John Hancock group of funds complex held 8.0% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	749,311	—	$331,724,610	$(324,247,077)	$10,676	$2,581	$73,359	—	$7,490,790

ANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	33

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
34	JOHN HANCOCK Disciplined Value Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Fund (one of the funds constituting John Hancock Funds III, referred to hereafter the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	35

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $683,448,725 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	37

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
38	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	2006	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	39

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	2006	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

40	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	41

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
42	JOHN HANCOCK DISCIPLINED VALUE FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
David T. Cohen, CFA
Mark E. Donovan, CFA
David J. Pyle, CFA
Joshua White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	43

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2833351	330A 3/23
5/2023

Annual report
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
March 31, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market lost ground and experienced elevated volatility during the 12 months ended March 31, 2023. While economic growth remained in positive territory, the aggressive actions of the U.S. Federal Reserve (Fed) raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine and China’s extended zero-COVID policy in place until the close of 2022.
U.S. stocks advanced during the first quarter of 2023, despite the unexpected collapse of three regional banks. Although the bank news initially led to a steep market decline, stocks recovered when it became clear the industry’s problems were contained, consumers were remaining resilient, and inflation was in line with expectations. The likelihood that a constrained lending environment would help slow economic growth and lead to stabilized interest rates further encouraged investors. The Fed proceeded with another increase in its target interest rate toward the end of the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
16	Financial statements
19	Financial highlights
25	Notes to financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Statement regarding liquidity risk management
37	Trustees and Officers
41	More information
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2023 (%)

The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund’s benchmark, the Russell Midcap Value Index, finished the period with a negative return
Rising interest rates weighed heavily on stock market performance during the period, but the value style outperformed the mid-cap category.
The fund outpaced the index
Sector allocation—particularly overweights in energy and industrials, together with underweights in real estate and communication services—was the primary driver of outperformance.
Holdings in the utilities sector lagged
The fund’s underweight and stock selection was a detractor.
SECTOR COMPOSITION AS OF 3/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

Management’s discussion of fund performance
How would you describe the market backdrop during the 12 months ended March 31, 2023?
U.S. equities produced negative returns with elevated volatility during the period, largely a result of the U.S. Federal Reserve’s (Fed’s) efforts to combat inflation with tighter monetary policy. While economic growth remained in positive territory, the Fed’s aggressive actions has driven a slowdown in corporate earnings. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine, China’s extended zero-COVID policy through the end of 2022, and the failure of several banks in the United States and Europe.
What factors affected the fund’s performance?
The fund posted a loss but outpaced its benchmark. Sector allocation made the largest positive contribution. Overweights in industrials and energy were particularly helpful. An underweight in communication services, which underperformed the broader index by a substantial margin, also aided results.
Individual stock selection also positively contributed to performance, including positions in energy companies Schlumberger NV, Ltd. and Marathon Petroleum Corp. A number of semiconductor stocks also contributed. The chip industry performed very well in the latter half of the period as the glut of supply that had weighed on performance 2022 began to abate. Selection in consumer discretionary
TOP 10 HOLDINGS AS OF 3/31/2023 (% of net assets)
Ameriprise Financial, Inc.	2.1
AutoZone, Inc.	1.9
CenterPoint Energy, Inc.	1.8
AMETEK, Inc.	1.7
Dover Corp.	1.7
Parker-Hannifin Corp.	1.5
AmerisourceBergen Corp.	1.4
Howmet Aerospace, Inc.	1.3
ICON PLC	1.3
Textron, Inc.	1.3
TOTAL	16.0
Cash and cash equivalents are not included.
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

was also additive. The fund held several stocks that bucked the larger trend to log gains. Among these were AutoZone, Inc., Tempur Sealy International, Inc., and the casino operator Las Vegas Sands Corp.
A number of regional bank stocks were sizable detractors as the entire sector came under pressure late in the period following the collapse of Silicon Valley Bancorp and several others (none of which were held in the fund). Investors feared that the resulting deposit flight from regionals toward larger institutions and other high-yielding alternatives would crimp industry profitability. Even healthy, well-capitalized banks were caught up in the subsequent turmoil, leading to sizable losses for the fund’s holdings in Fifth Third Bancorp and First Republic Bank, which suffered a loss and was taken over by JPMorgan Chase & Company after period end. During the onset of the crisis, we eliminated or trimmed positions in a number of regional banks that may be vulnerable to the mounting headwinds facing the sector, including First Republic Bank, which was eliminated from the portfolio. Outside of financials, many of the fund’s largest detractors were real estate stocks that lagged in a challenging time for the sector as a whole.
Can you tell us about a recent addition to the portfolio management team?
Effective January 1, 2023, Timothy P. Collard was added to the team.
MANAGED BY

Steven L. Pollack, CFA
Joseph F. Feeney, Jr., CFA
Timothy Collard
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc. (Boston Partners), and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an indirect, wholly owned subsidiary of ORIX Corporation of Japan.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	-10.24	5.78	9.55	32.43	148.92
Class C	-7.12	6.08	9.29	34.31	143.01
Class I1	-5.31	7.13	10.40	41.14	168.84
Class R2[1]	-5.65	6.72	9.96	38.43	158.41
Class R4[1,2]	-5.42	6.99	10.21	40.17	164.45
Class R6[1]	-5.21	7.25	10.51	41.91	171.54
Index†	-9.22	6.54	8.80	37.24	132.37
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.11	1.86	0.86	1.25	1.10	0.75
Net (%)	1.10	1.85	0.85	1.24	0.99	0.75
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell Midcap Value Index.
See the following page for footnotes.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Mid Cap Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell Midcap Value Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	3-31-13	24,301	24,301	23,237
Class I1	3-31-13	26,884	26,884	23,237
Class R2[1]	3-31-13	25,841	25,841	23,237
Class R4[1,2]	3-31-13	26,445	26,445	23,237
Class R6[1]	3-31-13	27,154	27,154	23,237
The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
[2]	Class R4 shares were first offered on 7-2-13; Returns shown prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,147.60	$5.94	1.11%
	Hypothetical example	1,000.00	1,019.40	5.59	1.11%
Class C	Actual expenses/actual returns	1,000.00	1,143.90	9.94	1.86%
	Hypothetical example	1,000.00	1,015.70	9.35	1.86%
Class I	Actual expenses/actual returns	1,000.00	1,149.20	4.61	0.86%
	Hypothetical example	1,000.00	1,020.60	4.33	0.86%
Class R2	Actual expenses/actual returns	1,000.00	1,146.90	6.69	1.25%
	Hypothetical example	1,000.00	1,018.70	6.29	1.25%
Class R4	Actual expenses/actual returns	1,000.00	1,148.80	5.41	1.01%
	Hypothetical example	1,000.00	1,019.90	5.09	1.01%
Class R6	Actual expenses/actual returns	1,000.00	1,149.40	4.07	0.76%
	Hypothetical example	1,000.00	1,021.10	3.83	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	9

Fund’s investments
AS OF 3-31-23
	Shares	Value
Common stocks 96.7%		$19,060,076,030
(Cost $14,587,189,442)
Communication services 1.9%		362,622,148
Entertainment 0.8%
Live Nation Entertainment, Inc. (A)	697,343	48,814,010
Take-Two Interactive Software, Inc. (A)	828,724	98,866,773
Media 1.1%
Nexstar Media Group, Inc.	364,372	62,912,470
TEGNA, Inc.	3,665,340	61,980,899
The Interpublic Group of Companies, Inc.	2,418,045	90,047,996
Consumer discretionary 15.0%		2,960,228,960
Automobile components 0.9%
Gentex Corp.	4,141,994	116,100,092
Lear Corp.	439,740	61,339,333
Automobiles 0.8%
Harley-Davidson, Inc.	3,997,206	151,773,912
Broadline retail 0.5%
eBay, Inc.	2,059,629	91,385,739
Distributors 0.8%
LKQ Corp.	2,641,116	149,909,744
Diversified consumer services 0.9%
frontdoor, Inc. (A)	3,430,978	95,655,667
H&R Block, Inc.	2,549,230	89,860,358
Hotels, restaurants and leisure 4.4%
Boyd Gaming Corp.	809,616	51,912,578
Darden Restaurants, Inc.	760,233	117,957,752
Domino’s Pizza, Inc.	173,197	57,132,494
Expedia Group, Inc. (A)	1,319,090	127,991,303
International Game Technology PLC	2,888,240	77,404,832
Las Vegas Sands Corp. (A)	2,188,457	125,726,855
Marriott International, Inc., Class A	1,044,572	173,440,735
Wyndham Hotels & Resorts, Inc.	2,025,500	137,430,175
Household durables 3.0%
Garmin, Ltd.	1,392,955	140,577,019
Mohawk Industries, Inc. (A)	541,960	54,315,231
NVR, Inc. (A)	20,251	112,842,420
Tempur Sealy International, Inc.	4,459,876	176,120,503
Whirlpool Corp.	900,939	118,941,967
Leisure products 0.8%
Polaris, Inc.	1,524,810	168,689,730
10	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail 2.9%
AutoZone, Inc. (A)	149,608	$367,758,905
Ross Stores, Inc.	1,846,430	195,961,616
Consumer staples 2.2%		436,847,048
Beverages 1.2%
Coca-Cola Europacific Partners PLC	1,919,997	113,644,622
Keurig Dr. Pepper, Inc.	3,376,296	119,115,723
Consumer staples distribution and retail 1.0%
U.S. Foods Holding Corp. (A)	5,524,816	204,086,703
Energy 5.3%		1,040,861,020
Energy equipment and services 2.1%
Halliburton Company	7,566,304	239,397,859
Schlumberger, Ltd.	3,595,927	176,560,016
Oil, gas and consumable fuels 3.2%
Devon Energy Corp.	2,209,127	111,803,917
Diamondback Energy, Inc.	767,703	103,770,415
Marathon Petroleum Corp.	1,158,075	156,143,252
Pioneer Natural Resources Company	560,506	114,477,745
Valero Energy Corp.	993,609	138,707,816
Financials 13.7%		2,692,392,879
Banks 2.5%
East West Bancorp, Inc.	2,826,362	156,863,091
Fifth Third Bancorp	5,858,674	156,075,075
Huntington Bancshares, Inc.	15,261,552	170,929,382
Capital markets 2.7%
Ameriprise Financial, Inc.	1,339,202	410,465,412
Ares Management Corp., Class A	1,420,133	118,495,898
Consumer finance 1.2%
Discover Financial Services	2,172,891	214,768,546
SLM Corp.	2,457,269	30,445,563
Financial services 1.4%
Fidelity National Information Services, Inc.	1,113,407	60,491,402
FleetCor Technologies, Inc. (A)	400,592	84,464,823
Global Payments, Inc.	723,315	76,121,671
Voya Financial, Inc.	731,320	52,260,127
Insurance 5.9%
Aflac, Inc.	1,644,569	106,107,592
Aon PLC, Class A	607,915	191,669,520
Arch Capital Group, Ltd. (A)	1,532,596	104,017,291
Arthur J. Gallagher & Company	763,056	145,980,243
Everest Re Group, Ltd.	612,656	219,343,101
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	11

	Shares	Value
Financials (continued)
Insurance (continued)
First American Financial Corp.	966,713	$53,807,246
Globe Life, Inc.	1,338,752	147,289,495
RenaissanceRe Holdings, Ltd.	416,435	83,428,588
The Allstate Corp.	453,971	50,304,527
The Travelers Companies, Inc.	344,579	59,064,286
Health care 7.7%		1,523,519,855
Health care equipment and supplies 1.3%
Envista Holdings Corp. (A)	1,832,041	74,893,836
Zimmer Biomet Holdings, Inc.	1,327,612	171,527,470
Health care providers and services 4.5%
AmerisourceBergen Corp.	1,782,283	285,361,331
Centene Corp. (A)	806,682	50,990,369
HCA Healthcare, Inc.	896,602	236,416,015
Humana, Inc.	352,023	170,893,086
Laboratory Corp. of America Holdings	408,108	93,628,137
Molina Healthcare, Inc. (A)	16,467	4,387,211
The Cigna Group	202,358	51,708,540
Life sciences tools and services 1.9%
Avantor, Inc. (A)	2,846,423	60,173,382
ICON PLC (A)	1,204,174	257,199,525
IQVIA Holdings, Inc. (A)	333,556	66,340,953
Industrials 24.6%		4,857,273,669
Aerospace and defense 5.1%
BWX Technologies, Inc.	2,186,417	137,831,728
Curtiss-Wright Corp.	874,789	154,190,309
Hexcel Corp.	2,050,744	139,963,278
Howmet Aerospace, Inc.	6,194,313	262,453,042
L3Harris Technologies, Inc.	292,586	57,417,077
Textron, Inc.	3,509,138	247,850,417
Air freight and logistics 0.9%
Expeditors International of Washington, Inc.	1,542,752	169,887,850
Building products 2.8%
Advanced Drainage Systems, Inc.	625,937	52,710,155
Allegion PLC	1,758,106	187,642,653
Builders FirstSource, Inc. (A)	823,989	73,153,743
Masco Corp.	3,523,699	175,198,314
Resideo Technologies, Inc. (A)	4,108,850	75,109,778
Commercial services and supplies 1.5%
Copart, Inc. (A)	2,051,476	154,291,510
Ritchie Brothers Auctioneers, Inc.	2,510,664	141,325,277
12	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Electrical equipment 3.4%
AMETEK, Inc.	2,357,077	$342,554,000
Eaton Corp. PLC	1,324,650	226,965,531
nVent Electric PLC	2,394,393	102,815,235
Ground transportation 1.6%
Landstar System, Inc.	848,874	152,169,153
Norfolk Southern Corp.	763,448	161,850,976
Machinery 4.9%
Dover Corp.	2,222,728	337,721,292
Fortive Corp.	1,556,258	106,090,108
ITT, Inc.	808,898	69,807,897
Otis Worldwide Corp.	1,942,410	163,939,404
Parker-Hannifin Corp.	854,117	287,077,265
Passenger airlines 0.5%
Alaska Air Group, Inc. (A)	2,566,296	107,681,780
Professional services 3.2%
ASGN, Inc. (A)	729,593	60,315,453
Leidos Holdings, Inc.	1,197,455	110,237,707
Robert Half International, Inc.	819,186	66,001,816
Science Applications International Corp.	1,204,535	129,439,331
SS&C Technologies Holdings, Inc.	2,757,094	155,693,098
TransUnion	1,659,322	103,110,269
Trading companies and distributors 0.7%
Ferguson PLC	1,082,454	144,778,223
Information technology 8.0%		1,573,058,415
Electronic equipment, instruments and components 1.3%
Flex, Ltd. (A)	3,427,287	78,861,874
TE Connectivity, Ltd.	1,299,073	170,373,424
IT services 0.6%
Cognizant Technology Solutions Corp., Class A	2,015,876	122,827,325
Semiconductors and semiconductor equipment 3.1%
KLA Corp.	146,050	58,298,779
Microchip Technology, Inc.	2,653,986	222,350,947
NXP Semiconductors NV	665,934	124,180,043
Qorvo, Inc. (A)	1,438,727	146,131,501
Teradyne, Inc.	620,917	66,754,787
Software 2.0%
Check Point Software Technologies, Ltd. (A)	1,421,003	184,730,390
Fair Isaac Corp. (A)	199,430	140,137,467
Gen Digital, Inc.	4,311,077	73,978,081
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	13

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.0%
NetApp, Inc.	1,643,290	$104,924,067
Western Digital Corp. (A)	2,110,691	79,509,730
Materials 6.0%		1,179,171,294
Chemicals 5.5%
Axalta Coating Systems, Ltd. (A)	4,724,549	143,106,589
Corteva, Inc.	3,917,734	236,278,538
DuPont de Nemours, Inc.	3,072,850	220,538,445
FMC Corp.	1,308,366	159,790,740
PPG Industries, Inc.	1,528,026	204,113,713
Valvoline, Inc.	3,510,693	122,663,613
Containers and packaging 0.5%
Avery Dennison Corp.	517,966	92,679,656
Real estate 7.2%		1,424,285,311
Health care REITs 1.2%
Healthpeak Properties, Inc.	3,600,816	79,109,928
Welltower, Inc.	2,165,277	155,228,708
Industrial REITs 0.6%
Prologis, Inc.	1,043,893	130,246,530
Office REITs 0.2%
Kilroy Realty Corp.	1,269,328	41,126,227
Residential REITs 2.1%
American Homes 4 Rent, Class A	2,676,953	84,190,172
Equity LifeStyle Properties, Inc.	1,200,785	80,608,697
Equity Residential	2,006,182	120,370,920
Essex Property Trust, Inc.	598,844	125,242,234
Retail REITs 1.8%
Regency Centers Corp.	2,996,565	183,329,847
Simon Property Group, Inc.	1,520,844	170,288,903
Specialized REITs 1.3%
Lamar Advertising Company, Class A	1,633,453	163,165,620
VICI Properties, Inc.	2,801,273	91,377,525
Utilities 5.1%		1,009,815,431
Electric utilities 2.7%
American Electric Power Company, Inc.	2,040,350	185,651,447
Entergy Corp.	2,057,715	221,698,214
FirstEnergy Corp.	3,310,314	132,611,179
Multi-utilities 2.4%
CenterPoint Energy, Inc.	11,723,281	345,367,858
DTE Energy Company	1,136,450	124,486,733

14	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 3.1%			$618,406,590
(Cost $618,406,590)
Short-term funds 3.1%			618,406,590
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.6799(B)	618,406,590	618,406,590

Total investments (Cost $15,205,596,032) 99.8%	$19,678,482,620
Other assets and liabilities, net 0.2%	42,330,224
Total net assets 100.0%	$19,720,812,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-23.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $15,347,068,920. Net unrealized appreciation aggregated to $4,331,413,700, of which $4,759,306,497 related to gross unrealized appreciation and $427,892,797 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $15,205,596,032)	$19,678,482,620
Dividends and interest receivable	21,277,494
Receivable for fund shares sold	31,950,174
Receivable for investments sold	39,920,522
Receivable for securities lending income	77,505
Other assets	1,880,614
Total assets	19,773,588,929
Liabilities
Due to custodian	1,443,845
Payable for investments purchased	32,251,172
Payable for fund shares repurchased	15,552,307
Payable to affiliates
Accounting and legal services fees	851,538
Transfer agent fees	1,379,597
Distribution and service fees	31,084
Trustees’ fees	712
Other liabilities and accrued expenses	1,265,830
Total liabilities	52,776,085
Net assets	$19,720,812,844
Net assets consist of
Paid-in capital	$15,200,638,264
Total distributable earnings (loss)	4,520,174,580
Net assets	$19,720,812,844

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,362,777,532 ÷ 57,887,621 shares)[1]	$23.54
Class C ($55,671,115 ÷ 2,374,420 shares)[1]	$23.45
Class I ($13,214,610,887 ÷ 533,699,684 shares)	$24.76
Class R2 ($88,835,486 ÷ 3,605,473 shares)	$24.64
Class R4 ($132,837,201 ÷ 5,372,389 shares)	$24.73
Class R6 ($4,866,080,623 ÷ 196,574,612 shares)	$24.75
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$24.78

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-23

Investment income
Dividends	$367,397,654
Interest	13,383,622
Securities lending	96,631
Less foreign taxes withheld	(359,287)
Total investment income	380,518,620
Expenses
Investment management fees	138,636,676
Distribution and service fees	4,881,110
Accounting and legal services fees	3,095,183
Transfer agent fees	17,522,013
Trustees’ fees	415,188
Custodian fees	2,072,353
State registration fees	533,130
Printing and postage	1,199,921
Professional fees	682,078
Other	516,274
Total expenses	169,553,926
Less expense reductions	(1,573,522)
Net expenses	167,980,404
Net investment income	212,538,216
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	448,482,884
Affiliated investments	(24,019)
448,458,865
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,813,902,820)
Affiliated investments	(1,998)
(1,813,904,818)
Net realized and unrealized loss	(1,365,445,953)
Decrease in net assets from operations	$(1,152,907,737)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-23	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$212,538,216	$115,090,424
Net realized gain	448,458,865	1,065,699,470
Change in net unrealized appreciation (depreciation)	(1,813,904,818)	836,671,267
Increase (decrease) in net assets resulting from operations	(1,152,907,737)	2,017,461,161
Distributions to shareholders
From earnings
Class A	(68,491,079)	(93,487,984)
Class C	(2,338,456)	(4,250,422)
Class I	(658,888,932)	(907,220,543)
Class R2	(4,080,287)	(6,373,136)
Class R4	(6,150,289)	(8,561,772)
Class R6	(236,898,601)	(291,253,364)
Total distributions	(976,847,644)	(1,311,147,221)
From fund share transactions	445,042,085	3,456,435,841
Total increase (decrease)	(1,684,713,296)	4,162,749,781
Net assets
Beginning of year	21,405,526,140	17,242,776,359
End of year	$19,720,812,844	$21,405,526,140
18	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$26.25	$25.33	$14.91	$19.08	$22.35
Net investment income[1]	0.20	0.09	0.10	0.14	0.12
Net realized and unrealized gain (loss) on investments	(1.69)	2.60	10.54	(3.83)	(1.01)
Total from investment operations	(1.49)	2.69	10.64	(3.69)	(0.89)
Less distributions
From net investment income	(0.19)	(0.07)	(0.14)	(0.14)	(0.13)
From net realized gain	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	(1.22)	(1.77)	(0.22)	(0.48)	(2.38)
Net asset value, end of period	$23.54	$26.25	$25.33	$14.91	$19.08
Total return (%)[2,3]	(5.53)	10.91	71.55	(20.06)	(2.98)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,363	$1,486	$1,204	$782	$1,184
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.11	1.12	1.12	1.11
Expenses including reductions	1.11	1.10	1.11	1.12	1.10
Net investment income	0.83	0.34	0.52	0.70	0.58
Portfolio turnover (%)	41	26	52[4]	54	53

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	19

CLASS C SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$26.14	$25.34	$14.94	$19.13	$22.42
Net investment income (loss)[1]	0.02	(0.12)	(0.05)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.68)	2.62	10.53	(3.84)	(1.00)
Total from investment operations	(1.66)	2.50	10.48	(3.85)	(1.04)
Less distributions
From net realized gain	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Net asset value, end of period	$23.45	$26.14	$25.34	$14.94	$19.13
Total return (%)[2,3]	(6.22)	10.12	70.20	(20.63)	(3.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$62	$92	$107	$182
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87	1.86	1.87	1.87	1.86
Expenses including reductions	1.86	1.85	1.86	1.87	1.85
Net investment income (loss)	0.08	(0.46)	(0.23)	(0.07)	(0.19)
Portfolio turnover (%)	41	26	52[4]	54	53

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
20	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$27.55	$26.49	$15.58	$19.91	$23.22
Net investment income[1]	0.27	0.16	0.16	0.20	0.18
Net realized and unrealized gain (loss) on investments	(1.78)	2.74	11.02	(4.00)	(1.06)
Total from investment operations	(1.51)	2.90	11.18	(3.80)	(0.88)
Less distributions
From net investment income	(0.25)	(0.14)	(0.19)	(0.19)	(0.18)
From net realized gain	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	(1.28)	(1.84)	(0.27)	(0.53)	(2.43)
Net asset value, end of period	$24.76	$27.55	$26.49	$15.58	$19.91
Total return (%)[2]	(5.31)	11.23	71.97	(19.84)	(2.79)
Ratios and supplemental data
Net assets, end of period (in millions)	$13,215	$14,847	$11,932	$6,349	$7,784
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.86	0.87	0.87	0.88
Expenses including reductions	0.86	0.85	0.86	0.87	0.87
Net investment income	1.08	0.59	0.78	0.97	0.82
Portfolio turnover (%)	41	26	52[3]	54	53

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	21

CLASS R2 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$27.41	$26.37	$15.53	$19.85	$23.14
Net investment income[1]	0.17	0.05	0.08	0.11	0.09
Net realized and unrealized gain (loss) on investments	(1.76)	2.73	10.96	(3.98)	(1.04)
Total from investment operations	(1.59)	2.78	11.04	(3.87)	(0.95)
Less distributions
From net investment income	(0.15)	(0.04)	(0.12)	(0.11)	(0.09)
From net realized gain	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	(1.18)	(1.74)	(0.20)	(0.45)	(2.34)
Net asset value, end of period	$24.64	$27.41	$26.37	$15.53	$19.85
Total return (%)[2]	(5.65)	10.78	71.23	(20.14)	(3.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$103	$106	$77	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.25	1.25	1.26	1.27
Expenses including reductions	1.25	1.24	1.24	1.25	1.26
Net investment income	0.68	0.18	0.39	0.54	0.41
Portfolio turnover (%)	41	26	52[3]	54	53

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
22	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$27.51	$26.46	$15.57	$19.90	$23.20
Net investment income[1]	0.24	0.12	0.14	0.17	0.15
Net realized and unrealized gain (loss) on investments	(1.77)	2.73	10.99	(4.00)	(1.05)
Total from investment operations	(1.53)	2.85	11.13	(3.83)	(0.90)
Less distributions
From net investment income	(0.22)	(0.10)	(0.16)	(0.16)	(0.15)
From net realized gain	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	(1.25)	(1.80)	(0.24)	(0.50)	(2.40)
Net asset value, end of period	$24.73	$27.51	$26.46	$15.57	$19.90
Total return (%)[2]	(5.42)	11.06	71.69	(19.96)	(2.90)
Ratios and supplemental data
Net assets, end of period (in millions)	$133	$141	$130	$55	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.10	1.11	1.11	1.12
Expenses including reductions	1.00	0.99	1.00	1.00	1.01
Net investment income	0.94	0.43	0.65	0.81	0.68
Portfolio turnover (%)	41	26	52[3]	54	53

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	23

CLASS R6 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$27.54	$26.48	$15.58	$19.90	$23.21
Net investment income[1]	0.30	0.19	0.18	0.23	0.21
Net realized and unrealized gain (loss) on investments	(1.78)	2.74	11.01	(4.00)	(1.07)
Total from investment operations	(1.48)	2.93	11.19	(3.77)	(0.86)
Less distributions
From net investment income	(0.28)	(0.17)	(0.21)	(0.21)	(0.20)
From net realized gain	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	(1.31)	(1.87)	(0.29)	(0.55)	(2.45)
Net asset value, end of period	$24.75	$27.54	$26.48	$15.58	$19.90
Total return (%)[2]	(5.21)	11.36	72.06	(19.72)	(2.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$4,866	$4,768	$3,778	$2,546	$2,994
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.75	0.76	0.76	0.77
Expenses including reductions	0.75	0.75	0.75	0.76	0.76
Net investment income	1.20	0.69	0.88	1.08	0.96
Portfolio turnover (%)	41	26	52[3]	54	53

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
24	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	25

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2023, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
26	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2023 were $66,651.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2023 and 2022 was as follows:
	March 31, 2023	March 31, 2022
Ordinary income	$266,357,404	$249,150,262
Long-term capital gains	710,490,240	1,061,996,959
Total	$976,847,644	$1,311,147,221
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	27

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2023, the components of distributable earnings on a tax basis consisted of $45,140,595 of undistributed ordinary income and $143,620,285 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.775% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $500 million of the fund’s average daily net assets; (d) 0.725% of the next $1 billion of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
28	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

For the year ended March 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$101,311
Class C	4,077
Class I	987,469
Class R2	6,684
Class	Expense reduction
Class R4	$9,394
Class R6	337,275
Total	$1,446,210

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2023, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $127,312 for Class R4 shares for the year ended March 31, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $742,108 for the year ended March 31, 2023. Of this amount, $120,329 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $621,779 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2023, CDSCs received by the Distributor amounted to $12,562 and $6,915 for Class A and Class C shares, respectively.
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	29

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,434,740	$1,582,163
Class C	552,454	63,607
Class I	—	15,421,246
Class R2	449,330	8,601
Class R4	444,586	12,089
Class R6	—	434,307
Total	$4,881,110	$17,522,013
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$41,736,364	11	2.279%	$29,068
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2023 and 2022 were as follows:
	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,852,974	$329,231,098	17,271,449	$459,849,087
Distributions reinvested	2,704,219	61,764,360	3,233,445	81,870,828
Repurchased	(15,257,713)	(364,805,578)	(11,461,015)	(303,540,324)
Net increase	1,299,480	$26,189,880	9,043,879	$238,179,591
30	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class C shares
Sold	641,646	$15,346,063	670,446	$17,752,159
Distributions reinvested	97,300	2,218,445	165,026	4,168,561
Repurchased	(718,198)	(17,155,641)	(2,123,525)	(57,000,431)
Net increase (decrease)	20,748	$408,867	(1,288,053)	$(35,079,711)
Class I shares
Sold	117,343,311	$2,967,254,216	158,975,602	$4,421,157,908
Distributions reinvested	24,894,249	597,710,907	30,847,582	819,003,301
Repurchased	(147,506,347)	(3,736,180,507)	(101,293,916)	(2,817,335,655)
Net increase (decrease)	(5,268,787)	$(171,215,384)	88,529,268	$2,422,825,554
Class R2 shares
Sold	783,545	$19,469,456	738,603	$20,534,775
Distributions reinvested	154,604	3,698,119	216,500	5,726,413
Repurchased	(1,079,417)	(27,006,900)	(1,225,374)	(34,017,394)
Net decrease	(141,268)	$(3,839,325)	(270,271)	$(7,756,206)
Class R4 shares
Sold	1,139,876	$28,838,842	1,442,449	$40,248,996
Distributions reinvested	256,477	6,150,289	322,842	8,561,772
Repurchased	(1,133,100)	(28,644,353)	(1,581,351)	(43,886,059)
Net increase	263,253	$6,344,778	183,940	$4,924,709
Class R6 shares
Sold	52,018,688	$1,332,338,484	50,998,138	$1,417,851,144
Distributions reinvested	9,178,130	220,183,349	10,321,964	273,841,708
Repurchased	(37,772,828)	(965,368,564)	(30,824,404)	(858,350,948)
Net increase	23,423,990	$587,153,269	30,495,698	$833,341,904
Total net increase	19,597,416	$445,042,085	126,694,461	$3,456,435,841
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $7,815,280,206 and $8,349,393,139, respectively, for the year ended March 31, 2023.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
ANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	31

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$33,247,148	$509,481,253	$(542,702,384)	$(24,019)	$(1,998)	$96,631	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
32	JOHN HANCOCK Disciplined Value Mid Cap Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Mid Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Mid Cap Fund (one of the funds constituting John Hancock Funds III, referred to hereafter the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	33

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $758,549,383 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
34	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value Mid Cap Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	35

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
36	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	2006	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	37

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	2006	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

38	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	39

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
40	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Timothy P. Collard
Joseph F. Feeney, Jr., CFA
Steven L. Pollack, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2833356	363A 3/23
5/2023

Annual report
John Hancock
Global Shareholder Yield Fund
International equity
March 31, 2023

A message to shareholders
Dear shareholder,
Global equities lost ground and experienced elevated volatility during the 12 months ended March 31, 2023. While economic growth remained in positive territory across most of the world, the aggressive central bank actions raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine, China’s extended zero-COVID policy in place until the close of 2022, and the failure of several banks in the United States and in Europe.
Despite these headwinds, the major global indexes finished well above their intraperiod lows of mid-October, with a number of countries climbing into positive territory during the first quarter of 2023. Notably, many European markets registered gains even though the region was the epicenter for many of the key issues weighing on sentiment. On the other hand, the United States lagged as rising rates pressured the mega-cap technology stocks that make up the bulk of its major indexes.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
17	Financial highlights
23	Notes to financial statements
32	Report of independent registered public accounting firm
33	Tax information
34	Statement regarding liquidity risk management
36	Trustees and Officers
40	More information
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2023 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Developed-marked equities extended positive momentum in the wake of a pandemic
Most global developed-market stocks posted negative returns as central banks responded to rising inflation by lifting interest rates, raising the risks of an economic recession.
The fund outpaced its benchmark, the MSCI World Index
Although its absolute return was negative, the fund outperformed its benchmark owing in part to stock picking in the communication services, industrials, and information technology sectors.
Security selection in financials had a negative overall impact
Stock selection in financials modestly weighed on performance relative to the benchmark.
SECTOR COMPOSITION AS OF 3/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

Management’s discussion of fund performance
What were the main drivers of global developed-market equity performance during the 12 months ended March 31, 2023?
Most global developed-market stocks fell, as surging inflation during the early months of the period prompted many of the world’s central banks to lift interest rates in hopes of easing inflationary pressures. While inflation readings subsequently moderated and equities began to rebound somewhat midway through the period, inflation remained well above most central banks’ target rates, dashing hopes that policymakers might embrace any shifts back toward more accommodative policies in the near term.
Late in the period, tighter monetary conditions revealed cracks in the banking system, leading to a small number of bank failures and driving a push for banks to conserve capital and tighten lending standards, applying additional pressures to global economic growth. The conflict due to the Russian invasion of Ukraine continued with no resolution, weighing further on global growth, most notably in the eurozone.
How did the fund perform?
Although its absolute return was negative, the fund outperformed its benchmark. This result stems in part from a positive impact from our stock selection in the communication services, industrials, and information technology sectors. On the
TOP 10 HOLDINGS AS OF 3/31/2023 (% of net assets)
Broadcom, Inc.	2.4
Deutsche Post AG	2.1
Analog Devices, Inc.	2.1
AbbVie, Inc.	2.0
Microsoft Corp.	2.0
IBM Corp.	1.9
Deutsche Telekom AG	1.8
Iron Mountain, Inc.	1.7
Cisco Systems, Inc.	1.7
Sanofi	1.7
TOTAL	19.4
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 3/31/2023 (% of net assets)
United States	55.9
United Kingdom	9.1
Germany	7.7
France	7.1
Canada	7.1
Switzerland	2.6
South Korea	1.4
Italy	1.3
Japan	1.2
Taiwan	1.0
TOTAL	94.4
Cash and cash equivalents are not included.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

negative side, our stock selection in financials had a modestly negative impact on relative performance. The fund’s emphasis on stocks offering dividend yield and value characteristics as well as low beta and low exposure to volatility proved to be tailwinds through much of the period as equity valuations were pressured. Late in the period, these tailwinds shifted somewhat, as growth-oriented stocks outperformed their value counterparts.
At the individual security level, a position in TotalEnergies SE (France) was among the largest contributors to relative performance. Shares of the global energy company outperformed after the OPEC consortium of oil-producing countries decided in October to cut oil production to reduce supply. A tight refining market also aided shares of TotalEnergies. Other positions that notably contributed to relative performance included Deutsche Telekom AG (Germany), Merck & Company, Inc. (U.S.), Analog Devices, Inc. (U.S.), and Coca-Cola Europacific Partners PLC (U.K.).
On the negative side, an out-of-benchmark position in Nutrien, Ltd., (Canada) was among the largest detractors. Nutrien, a producer of crop nutrients such as potash, nitrogen fertilizer, and phosphate, saw its shares underperform as potash prices fell and the company reported third-quarter earnings that were depressed by potash inventory destocking in North America and Brazil. Other positions that notably detracted included Assicurazioni Generali SpA (Italy), KeyCorp (U.S), Truist Financial Corp. (U.S.), and B&M European Value Retail SA (U.K.). We sold the fund’s holdings in Assicurazioni Generali and B&M European Value Retail prior to period end.
MANAGED BY

William W. Priest, CFA
John Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A. Welhoelter, CFA
The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	5-year	10-year	as of 3-31-23	as of 3-31-23
Class A	-7.34	4.22	5.30	22.93	67.55	2.26	2.09
Class C	-4.04	4.52	5.08	24.74	64.08	1.65	1.52
Class I1	-2.22	5.56	6.13	31.08	81.34	2.63	2.50
Class R2[1]	-2.53	5.17	5.71	28.65	74.29	2.27	2.15
Class R6[1]	-2.12	5.68	6.24	31.81	83.26	2.73	2.60
Class NAV[1]	-2.12	5.67	6.25	31.78	83.30	2.73	2.60
Index††	-7.02	8.01	8.85	47.00	133.55	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.28	1.98	0.98	1.38	0.88	0.87
Net (%)	1.09	1.84	0.84	1.24	0.74	0.86
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2	3-31-13	16,408	16,408	23,355
Class I1	3-31-13	18,134	18,134	23,355
Class R2[1]	3-31-13	17,429	17,429	23,355
Class R6[1]	3-31-13	18,326	18,326	23,355
Class NAV[1]	3-31-13	18,330	18,330	23,355
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,179.80	$5.92	1.09%
	Hypothetical example	1,000.00	1,019.50	5.49	1.09%
Class C	Actual expenses/actual returns	1,000.00	1,175.90	9.98	1.84%
	Hypothetical example	1,000.00	1,015.80	9.25	1.84%
Class I	Actual expenses/actual returns	1,000.00	1,180.30	4.57	0.84%
	Hypothetical example	1,000.00	1,020.70	4.23	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,178.70	6.63	1.22%
	Hypothetical example	1,000.00	1,018.80	6.14	1.22%
Class R6	Actual expenses/actual returns	1,000.00	1,181.30	4.02	0.74%
	Hypothetical example	1,000.00	1,021.20	3.73	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	1,182.40	4.03	0.74%
	Hypothetical example	1,000.00	1,021.20	3.73	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	9

Fund’s investments
AS OF 3-31-23
	Shares	Value
Common stocks 97.7%		$1,206,742,060
(Cost $984,985,665)
Austria 0.8%		10,411,354
BAWAG Group AG (A)(B)	214,361	10,411,354
Canada 7.1%		87,750,326
BCE, Inc.	239,981	10,749,870
Enbridge, Inc.	320,083	12,204,127
Fortis, Inc.	161,350	6,858,718
Great-West Lifeco, Inc.	287,977	7,632,509
Nutrien, Ltd. (New York Stock Exchange)	151,771	11,208,288
Restaurant Brands International, Inc.	303,868	20,401,698
Royal Bank of Canada	90,199	8,626,134
TELUS Corp.	507,202	10,068,982
France 7.1%		88,266,893
AXA SA	608,708	18,576,376
Danone SA	128,098	7,970,756
Orange SA	1,051,051	12,486,724
Sanofi	190,039	20,615,276
TotalEnergies SE	346,626	20,438,447
Vinci SA	71,346	8,179,314
Germany 7.7%		95,568,803
Allianz SE	56,752	13,100,465
Bayer AG	152,420	9,736,876
Deutsche Post AG	552,201	25,862,801
Deutsche Telekom AG	945,654	22,915,466
Muenchener Rueckversicherungs-Gesellschaft AG	41,835	14,627,076
Siemens AG	57,567	9,326,119
Hong Kong 0.8%		9,620,508
China Resources Gas Group, Ltd.	2,615,400	9,620,508
Ireland 0.9%		10,876,283
Medtronic PLC	134,908	10,876,283
Italy 1.3%		15,816,386
Snam SpA	2,983,063	15,816,386
Japan 1.2%		14,795,080
Bridgestone Corp.	199,400	8,100,167
Toyota Motor Corp.	470,300	6,694,913
Norway 0.8%		9,855,890
Orkla ASA	1,389,619	9,855,890
10	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea 1.4%		$17,093,784
Samsung Electronics Company, Ltd., GDR (A)	8,432	10,415,922
SK Telecom Company, Ltd.	179,986	6,677,862
Switzerland 2.6%		31,790,510
Nestle SA	64,859	7,908,294
Novartis AG	189,456	17,395,573
Roche Holding AG	22,701	6,486,643
Taiwan 1.0%		12,820,575
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	137,826	12,820,575
United Kingdom 9.1%		111,923,465
AstraZeneca PLC, ADR	240,627	16,701,920
BAE Systems PLC	746,859	9,034,060
British American Tobacco PLC	561,008	19,665,702
Coca-Cola Europacific Partners PLC	346,831	20,528,927
GSK PLC	377,483	6,669,834
Imperial Brands PLC	277,599	6,383,543
National Grid PLC	927,817	12,550,518
Schroders PLC	1,161,944	6,625,901
Unilever PLC	265,600	13,763,060
United States 55.9%		690,152,203
AbbVie, Inc.	156,636	24,963,079
Air Products & Chemicals, Inc.	24,541	7,048,421
American Electric Power Company, Inc.	168,635	15,344,099
Analog Devices, Inc.	129,070	25,455,185
Apple, Inc.	64,211	10,588,394
AT&T, Inc.	423,859	8,159,286
Bank of America Corp.	236,538	6,764,987
Broadcom, Inc.	45,401	29,126,555
Chevron Corp.	42,158	6,878,499
Cisco Systems, Inc.	398,887	20,851,818
Columbia Banking System, Inc.	373,915	8,009,259
Cummins, Inc.	45,993	10,986,808
CVS Health Corp.	91,531	6,801,669
Dell Technologies, Inc., Class C	185,053	7,440,981
Dow, Inc.	221,496	12,142,411
Duke Energy Corp.	75,628	7,295,833
Eaton Corp. PLC	50,915	8,723,776
Eli Lilly & Company	18,162	6,237,194
Emerson Electric Company	107,018	9,325,549
Entergy Corp.	86,912	9,363,899
Enterprise Products Partners LP	672,595	17,420,211
Evergy, Inc.	180,310	11,020,547
Hasbro, Inc.	190,964	10,252,857
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	11

	Shares	Value
United States (continued)
IBM Corp.	179,661	$23,551,760
Iron Mountain, Inc.	399,186	21,120,931
Johnson & Johnson	41,510	6,434,050
JPMorgan Chase & Co.	101,505	13,227,117
KeyCorp	744,531	9,321,528
KLA Corp.	28,538	11,391,513
Lazard, Ltd., Class A	345,103	11,426,360
Leggett & Platt, Inc.	228,630	7,288,724
Linde PLC	20,107	7,146,832
Lockheed Martin Corp.	14,301	6,760,512
LyondellBasell Industries NV, Class A	136,853	12,849,128
Magellan Midstream Partners LP	134,909	7,320,162
Merck & Company, Inc.	77,507	8,245,970
MetLife, Inc.	211,443	12,251,007
Microsoft Corp.	83,994	24,215,470
MPLX LP	247,440	8,524,308
MSC Industrial Direct Company, Inc., Class A	177,391	14,900,844
NetApp, Inc.	133,611	8,531,062
NextEra Energy, Inc.	145,610	11,223,619
NiSource, Inc.	267,757	7,486,486
Omnicom Group, Inc.	83,994	7,923,994
Pfizer, Inc.	209,821	8,560,697
Philip Morris International, Inc.	177,272	17,239,702
Pinnacle West Capital Corp.	95,019	7,529,306
Raytheon Technologies Corp.	80,426	7,876,118
Realty Income Corp.	177,577	11,244,176
Texas Instruments, Inc.	77,183	14,356,810
The Coca-Cola Company	118,368	7,342,367
The Home Depot, Inc.	22,377	6,603,900
The PNC Financial Services Group, Inc.	45,726	5,811,775
Truist Financial Corp.	174,705	5,957,441
U.S. Bancorp	239,657	8,639,635
United Parcel Service, Inc., Class B	49,618	9,625,396
UnitedHealth Group, Inc.	13,945	6,590,268
Vail Resorts, Inc.	28,863	6,744,706
Verizon Communications, Inc.	287,004	11,161,586
Walmart, Inc.	63,887	9,420,138
WEC Energy Group, Inc.	74,264	7,039,485
Welltower, Inc.	102,478	7,346,648
WP Carey, Inc.	125,492	9,719,355

Total investments (Cost $984,985,665) 97.7%	$1,206,742,060
Other assets and liabilities, net 2.3%	28,359,382
Total net assets 100.0%	$1,235,101,442

12	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $986,924,914. Net unrealized appreciation aggregated to $219,817,146, of which $255,901,656 related to gross unrealized appreciation and $36,084,510 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $984,985,665)	$1,206,742,060
Cash	28,862,518
Foreign currency, at value (Cost $402,780)	404,066
Dividends and interest receivable	5,359,811
Receivable for fund shares sold	1,434,969
Receivable for investments sold	748,923
Receivable from affiliates	5,989
Other assets	227,208
Total assets	1,243,785,544
Liabilities
Payable for investments purchased	7,300,503
Payable for fund shares repurchased	1,096,994
Payable to affiliates
Accounting and legal services fees	52,162
Transfer agent fees	80,593
Distribution and service fees	89
Other liabilities and accrued expenses	153,761
Total liabilities	8,684,102
Net assets	$1,235,101,442
Net assets consist of
Paid-in capital	$995,813,727
Total distributable earnings (loss)	239,287,715
Net assets	$1,235,101,442

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($304,184,977 ÷ 29,350,245 shares)[1]	$10.36
Class C ($12,358,649 ÷ 1,188,706 shares)[1]	$10.40
Class I ($549,757,537 ÷ 52,796,706 shares)	$10.41
Class R2 ($564,055 ÷ 54,035 shares)	$10.44
Class R6 ($279,365,709 ÷ 26,885,807 shares)	$10.39
Class NAV ($88,870,515 ÷ 8,544,915 shares)	$10.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-23

Investment income
Dividends	$41,918,212
Interest	209,528
Securities lending	229,347
Less foreign taxes withheld	(2,268,945)
Total investment income	40,088,142
Expenses
Investment management fees	8,381,939
Distribution and service fees	1,062,568
Accounting and legal services fees	168,183
Transfer agent fees	814,171
Trustees’ fees	22,118
Custodian fees	245,289
State registration fees	122,307
Printing and postage	87,371
Professional fees	86,028
Other	55,228
Total expenses	11,045,202
Less expense reductions	(1,695,437)
Net expenses	9,349,765
Net investment income	30,738,377
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	39,724,209
Affiliated investments	(19,925)
39,704,284
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(101,168,725)
Affiliated investments	(584)
(101,169,309)
Net realized and unrealized loss	(61,465,025)
Decrease in net assets from operations	$(30,726,648)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-23	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$30,738,377	$28,504,415
Net realized gain	39,704,284	96,539,107
Change in net unrealized appreciation (depreciation)	(101,169,309)	(14,131,070)
Increase (decrease) in net assets resulting from operations	(30,726,648)	110,912,452
Distributions to shareholders
From earnings
Class A	(26,216,821)	(33,035,751)
Class C	(1,121,090)	(2,168,246)
Class I	(31,458,709)	(39,553,873)
Class R2	(44,492)	(66,434)
Class R6	(24,441,577)	(28,804,562)
Class NAV	(8,174,701)	(12,045,777)
Total distributions	(91,457,390)	(115,674,643)
From fund share transactions	245,184,839	(21,146,260)
Total increase (decrease)	123,000,801	(25,908,451)
Net assets
Beginning of year	1,112,100,641	1,138,009,092
End of year	$1,235,101,442	$1,112,100,641
16	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$11.64	$11.76	$8.62	$11.03	$11.14
Net investment income[1]	0.29	0.28	0.27	0.33	0.35
Net realized and unrealized gain (loss) on investments	(0.63)	0.86	3.16	(2.21)	0.16
Total from investment operations	(0.34)	1.14	3.43	(1.88)	0.51
Less distributions
From net investment income	(0.33)	(0.28)	(0.29)	(0.33)	(0.35)
From net realized gain	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.94)	(1.26)	(0.29)	(0.53)	(0.62)
Net asset value, end of period	$10.36	$11.64	$11.76	$8.62	$11.03
Total return (%)[2,3]	(2.48)	10.05	40.22	(17.96)	4.86
Ratios and supplemental data
Net assets, end of period (in millions)	$304	$327	$318	$257	$334
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	1.28	1.29	1.29	1.28
Expenses including reductions	1.09	1.09	1.09	1.09	1.09
Net investment income	2.73	2.32	2.58	2.96	3.18
Portfolio turnover (%)	28	24	30	33	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	17

CLASS C SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$11.67	$11.79	$8.64	$11.05	$11.16
Net investment income[1]	0.22	0.20	0.19	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.63)	0.85	3.17	(2.21)	0.16
Total from investment operations	(0.41)	1.05	3.36	(1.96)	0.43
Less distributions
From net investment income	(0.25)	(0.19)	(0.21)	(0.25)	(0.27)
From net realized gain	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.86)	(1.17)	(0.21)	(0.45)	(0.54)
Net asset value, end of period	$10.40	$11.67	$11.79	$8.64	$11.05
Total return (%)[2,3]	(3.15)	9.19	39.22	(18.59)	4.06
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$20	$29	$44	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99	1.98	1.99	1.99	1.97
Expenses including reductions	1.84	1.84	1.84	1.84	1.84
Net investment income	2.06	1.63	1.89	2.27	2.49
Portfolio turnover (%)	28	24	30	33	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$11.69	$11.81	$8.65	$11.07	$11.18
Net investment income[1]	0.32	0.31	0.29	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.63)	0.86	3.18	(2.22)	0.16
Total from investment operations	(0.31)	1.17	3.47	(1.86)	0.54
Less distributions
From net investment income	(0.36)	(0.31)	(0.31)	(0.36)	(0.38)
From net realized gain	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.97)	(1.29)	(0.31)	(0.56)	(0.65)
Net asset value, end of period	$10.41	$11.69	$11.81	$8.65	$11.07
Total return (%)[2]	(2.22)	10.28	40.65	(17.77)	5.10
Ratios and supplemental data
Net assets, end of period (in millions)	$550	$377	$396	$605	$815
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.98	0.99	0.99	0.99
Expenses including reductions	0.84	0.84	0.84	0.84	0.84
Net investment income	3.00	2.59	2.78	3.22	3.44
Portfolio turnover (%)	28	24	30	33	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	19

CLASS R2 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$11.71	$11.83	$8.66	$11.08	$11.19
Net investment income[1]	0.28	0.27	0.25	0.32	0.33
Net realized and unrealized gain (loss) on investments	(0.62)	0.85	3.19	(2.22)	0.16
Total from investment operations	(0.34)	1.12	3.44	(1.90)	0.49
Less distributions
From net investment income	(0.32)	(0.26)	(0.27)	(0.32)	(0.33)
From net realized gain	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.93)	(1.24)	(0.27)	(0.52)	(0.60)
Net asset value, end of period	$10.44	$11.71	$11.83	$8.66	$11.08
Total return (%)[2]	(2.53)	9.82	40.19	(18.10)	4.68
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.34	1.35	1.34	1.36
Expenses including reductions	1.21	1.21	1.23	1.22	1.22
Net investment income	2.62	2.20	2.45	2.86	3.02
Portfolio turnover (%)	28	24	30	33	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$11.67	$11.79	$8.64	$11.06	$11.16
Net investment income[1]	0.33	0.32	0.30	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.63)	0.86	3.17	(2.22)	0.17
Total from investment operations	(0.30)	1.18	3.47	(1.85)	0.56
Less distributions
From net investment income	(0.37)	(0.32)	(0.32)	(0.37)	(0.39)
From net realized gain	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.98)	(1.30)	(0.32)	(0.57)	(0.66)
Net asset value, end of period	$10.39	$11.67	$11.79	$8.64	$11.06
Total return (%)[2]	(2.12)	10.40	40.72	(17.69)	5.31
Ratios and supplemental data
Net assets, end of period (in millions)	$279	$278	$275	$245	$351
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.88	0.88	0.88	0.88
Expenses including reductions	0.74	0.74	0.74	0.74	0.74
Net investment income	3.06	2.68	2.94	3.34	3.57
Portfolio turnover (%)	28	24	30	33	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	21

CLASS NAV SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$11.68	$11.80	$8.64	$11.06	$11.17
Net investment income[1]	0.33	0.32	0.29	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.63)	0.86	3.19	(2.22)	0.16
Total from investment operations	(0.30)	1.18	3.48	(1.85)	0.55
Less distributions
From net investment income	(0.37)	(0.32)	(0.32)	(0.37)	(0.39)
From net realized gain	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.98)	(1.30)	(0.32)	(0.57)	(0.66)
Net asset value, end of period	$10.40	$11.68	$11.80	$8.64	$11.06
Total return (%)[2]	(2.12)	10.40	40.83	(17.77)	5.30
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$109	$120	$325	$458
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.87	0.87	0.87	0.87
Expenses including reductions	0.74	0.74	0.74	0.74	0.74
Net investment income	3.10	2.68	2.87	3.32	3.54
Portfolio turnover (%)	28	24	30	33	16

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	23

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2023, by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$10,411,354	—	$10,411,354	—
Canada	87,750,326	$87,750,326	—	—
France	88,266,893	—	88,266,893	—
Germany	95,568,803	—	95,568,803	—
Hong Kong	9,620,508	—	9,620,508	—
Ireland	10,876,283	10,876,283	—	—
Italy	15,816,386	—	15,816,386	—
Japan	14,795,080	—	14,795,080	—
Norway	9,855,890	—	9,855,890	—
South Korea	17,093,784	—	17,093,784	—
Switzerland	31,790,510	—	31,790,510	—
Taiwan	12,820,575	12,820,575	—	—
United Kingdom	111,923,465	37,230,847	74,692,618	—
United States	690,152,203	690,152,203	—	—
Total investments in securities	$1,206,742,060	$838,830,234	$367,911,826	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
24	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2023, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	25

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2023 were $6,577.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2023 and 2022 was as follows:
	March 31, 2023	March 31, 2022
Ordinary income	$36,225,479	$30,395,868
Long-term capital gains	55,231,911	85,278,775
Total	$91,457,390	$115,674,643
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2023, the components of distributable earnings on a tax basis consisted of $974,327 of undistributed ordinary income and $18,541,031 of undistributed long-term capital gains.
26	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships, treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	27

business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the year ended March 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$604,780
Class C	22,842
Class I	552,685
Class R2	727
Class	Expense reduction
Class R6	$388,577
Class NAV	125,826
Total	$1,695,437

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2023, were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $147,382 for the year ended March 31, 2023. Of this amount, $25,759 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $121,623 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2023, CDSCs received by the Distributor amounted to $2,893 and $378 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
28	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$906,929	$348,286
Class C	153,179	17,687
Class I	—	422,641
Class R2	2,460	51
Class R6	—	25,506
Total	$1,062,568	$814,171
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2023 and 2022 were as follows:
	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,470,282	$36,688,345	3,015,150	$36,401,031
Distributions reinvested	2,545,708	25,556,010	2,824,661	32,215,794
Repurchased	(4,730,402)	(49,829,402)	(4,770,589)	(57,329,434)
Net increase	1,285,588	$12,414,953	1,069,222	$11,287,391
Class C shares
Sold	80,695	$849,880	83,473	$1,015,839
Distributions reinvested	111,092	1,120,930	189,547	2,166,335
Repurchased	(755,258)	(8,033,701)	(997,554)	(12,084,573)
Net decrease	(563,471)	$(6,062,891)	(724,534)	$(8,902,399)
Class I shares
Sold	25,652,990	$272,709,674	3,698,341	$44,567,858
Distributions reinvested	3,090,857	31,175,952	3,406,422	39,064,398
Repurchased	(8,206,293)	(86,522,837)	(8,399,789)	(101,694,539)
Net increase (decrease)	20,537,554	$217,362,789	(1,295,026)	$(18,062,283)
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	29

	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	7,705	$81,962	3,669	$44,542
Distributions reinvested	4,347	43,946	5,730	65,704
Repurchased	(8,278)	(88,155)	(12,195)	(145,153)
Net increase (decrease)	3,774	$37,753	(2,796)	$(34,907)
Class R6 shares
Sold	6,182,810	$65,485,670	3,409,256	$41,045,942
Distributions reinvested	2,427,933	24,438,490	2,515,129	28,795,195
Repurchased	(5,556,061)	(58,880,852)	(5,386,820)	(64,974,727)
Net increase	3,054,682	$31,043,308	537,565	$4,866,410
Class NAV shares
Sold	111,306	$1,114,757	204,103	$2,488,455
Distributions reinvested	811,065	8,174,701	1,051,033	12,045,777
Repurchased	(1,726,184)	(18,900,531)	(2,055,384)	(24,834,704)
Net decrease	(803,813)	$(9,611,073)	(800,248)	$(10,300,472)
Total net increase (decrease)	23,514,314	$245,184,839	(1,215,817)	$(21,146,260)
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $461,996,902 and $288,121,211, respectively, for the year ended March 31, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2023, funds within the John Hancock group of funds complex held 7.2% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$7,071,602	$203,874,340	$(210,925,433)	$(19,925)	$(584)	$229,347	—	—

30	JOHN HANCOCK Global Shareholder Yield Fund | ANNUAL REPORT

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
ANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Global Shareholder Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Shareholder Yield Fund (one of the funds constituting John Hancock Funds III, referred to hereafter the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $57,675,650 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	33

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Shareholder Yield Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Epoch Investment Partners, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
34	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	35

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	2006	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
36	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	2006	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	37

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
38	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	39

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc.
Portfolio Managers
William W. Priest, CFA
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A.Welhoelter, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
40	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2833359	320A 3/23
5/2023

Annual report
John Hancock
International Growth Fund
International equity
March 31, 2023

A message to shareholders
Dear shareholder,
Global equities lost ground and experienced elevated volatility during the 12 months ended March 31, 2023. While economic growth remained in positive territory across most of the world, the aggressive central bank actions raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine, China’s extended zero-COVID policy in place until the close of 2022, and the failure of several banks in the United States and in Europe.
Despite these headwinds, the major global indexes finished well above their intraperiod lows of mid-October, with a number of countries climbing into positive territory during the first quarter of 2023. Notably, many European markets registered gains even though the region was the epicenter for many of the key issues weighing on sentiment. On the other hand, the United States lagged as rising rates pressured the mega-cap technology stocks that make up the bulk of its major indexes.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
17	Financial highlights
25	Notes to financial statements
35	Report of independent registered public accounting firm
36	Tax information
37	Statement regarding liquidity risk management
39	Trustees and Officers
43	More information
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2023 (%)

The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Heightened levels of volatility resulted in challenging market conditions
Record inflation, rising interest rates, and geopolitical tensions drove negative returns in the early part of the period and concerns over the health of the banking sector affected the markets toward period end.
The fund posted a loss and underperformed its benchmark
The fund underperformed the MSCI All Country World ex-USA Growth Index largely due to security selection and sector allocation.
Security selection in financials was a negative factor
The fund’s negative selection in financials, consumer discretionary, and healthcare detracted, while selection in industrials, communication services, and utilities aided performance.
SECTOR COMPOSITION AS OF 3/31/2023 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

Management’s discussion of fund performance
How did the global equity markets perform during the 12 months ended March 31, 2023?
During the period, global stock returns outside the United States were negative. Record inflation, rising interest rates, and geopolitical tensions drove negative returns in the early part of the period. The markets rebounded in the fourth quarter of 2022, driven by positive investor sentiment from slowing inflation data and increased consumer confidence. International stocks continued to gain in the first quarter of 2023; however, volatility remained high, driven by concerns over the health of the banking sector following several bank failures in the United States and Europe.
How did the fund perform?
The fund posted a loss and underperformed its benchmark. Weak selection in the financials, consumer discretionary, and healthcare sectors was partially offset by stronger selection in industrials and communication services. From a sector allocation perspective, overweight allocations to communication services, energy, and real estate detracted, while underweight allocations to information technology and materials contributed.
TOP 10 HOLDINGS AS OF 3/31/2023 (% of total investments)
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1
Tencent Holdings, Ltd.	3.8
AstraZeneca PLC	3.2
Airbus SE	2.6
Advantest Corp.	2.2
Industria de Diseno Textil SA	2.0
Vinci SA	2.0
ZTO Express Cayman, Inc., ADR	2.0
Tokyo Electron, Ltd.	2.0
London Stock Exchange Group PLC	2.0
TOTAL	26.9
Cash and cash equivalents are not included.
TOP 10 COUNTRIES AS OF 3/31/2023 (% of total investments)
China	17.4
France	15.5
United Kingdom	13.8
Japan	8.1
Taiwan	5.1
Germany	4.6
Ireland	4.2
Denmark	2.9
Canada	2.9
Hong Kong	2.8
TOTAL	77.3
Cash and cash equivalents are not included.
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Which positions had the biggest positive and negative impact on the fund’s relative results?
The top detractor for the period was not owning Novo Nordisk A/S, a Danish pharmaceutical company. Novo Nordisk shares rose during the period as the company delivered strong 2022 sales growth driven by the diabetes and obesity segments. Other positions that significantly detracted from relative performance were not owning LVMH Moet Hennessy Louis Vuitton SE, a French luxury goods company, and an overweight to Baidu, Inc., a Chinese multinational technology company. We sold the fund’s holdings in Baidu prior to period end.
The top contributor for the period was an out-of-benchmark position in Indian conglomerate ITC, Ltd. Shares of the company rose after it released strong results thanks to its focus on digital adoption, which enabled it to deliver strong performance amid inflationary pressures. We sold the fund’s holdings in ITC prior to period end. Other positions that significantly contributed to relative performance include an out-of-benchmark position in Publicis Groupe SA, a French multinational advertising and public relations company, and an overweight position in Safran SA, a French aerospace and defense company.
How was the fund positioned at the end of the period?
From a sector perspective, we increased the fund’s exposure to information technology and industrials and decreased exposure to healthcare, financials, and consumer staples. From a regional perspective, the fund maintains overweight exposures to Europe and China and underweight exposures to emerging markets (excluding China), Japan, and Asia-Pacific ex Japan.
MANAGED BY

John A. Boselli, CFA
Terry (Zhaohuan) Tian, CFA
Alvaro Llavero
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	-13.85	1.52	5.95	7.85	78.30
Class C	-10.74	1.85	5.74	9.59	74.80
Class I1	-9.04	2.87	6.83	15.18	93.68
Class R2[1,2]	-9.41	2.47	6.41	12.95	86.17
Class R4[1,2]	-9.18	2.74	6.63	14.45	90.03
Class R6[1,2]	-8.96	2.98	6.86	15.81	94.09
Class 1[1]	-9.01	2.94	6.91	15.60	95.02
Class NAV[1,2]	-8.94	3.00	6.85	15.92	93.93
Index 1†	-6.35	3.36	5.08	17.96	64.19
Index 2†	-1.38	3.52	5.00	18.91	62.85
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, Class 1, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class 1	Class NAV
Gross (%)	1.29	1.99	0.99	1.38	1.23	0.88	0.92	0.87
Net (%)	1.28	1.98	0.98	1.37	1.12	0.87	0.91	0.86
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI All Country World ex USA Growth Index; Index 2 is the MSCI EAFE Index.
See the following page for footnotes.
6	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	3-31-13	17,480	17,480	16,419	16,285
Class I1	3-31-13	19,368	19,368	16,419	16,285
Class R2[1,2]	3-31-13	18,617	18,617	16,419	16,285
Class R4[1,2]	3-31-13	19,003	19,003	16,419	16,285
Class R6[1,2]	3-31-13	19,409	19,409	16,419	16,285
Class 1[1]	3-31-13	19,502	19,502	16,419	16,285
Class NAV[1,2]	3-31-13	19,393	19,393	16,419	16,285
The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,202.40	$7.14	1.30%
	Hypothetical example	1,000.00	1,018.40	6.54	1.30%
Class C	Actual expenses/actual returns	1,000.00	1,197.90	10.96	2.00%
	Hypothetical example	1,000.00	1,015.00	10.05	2.00%
Class I	Actual expenses/actual returns	1,000.00	1,204.20	5.50	1.00%
	Hypothetical example	1,000.00	1,019.90	5.04	1.00%
Class R2	Actual expenses/actual returns	1,000.00	1,202.00	7.63	1.39%
	Hypothetical example	1,000.00	1,018.00	6.99	1.39%
Class R4	Actual expenses/actual returns	1,000.00	1,204.00	5.99	1.09%
	Hypothetical example	1,000.00	1,019.50	5.49	1.09%
Class R6	Actual expenses/actual returns	1,000.00	1,205.20	4.89	0.89%
	Hypothetical example	1,000.00	1,020.50	4.48	0.89%
Class 1	Actual expenses/actual returns	1,000.00	1,204.70	5.11	0.93%
	Hypothetical example	1,000.00	1,020.30	4.68	0.93%
Class NAV	Actual expenses/actual returns	1,000.00	1,205.10	4.84	0.88%
	Hypothetical example	1,000.00	1,020.50	4.43	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	9

Fund’s investments
AS OF 3-31-23
	Shares	Value
Common stocks 106.6%		$7,421,254,725
(Cost $6,546,065,132)
Australia 2.0%		138,309,083
Aristocrat Leisure, Ltd.	5,531,815	138,309,083
Belgium 2.5%		175,942,848
KBC Group NV	1,233,542	84,757,982
UCB SA	1,020,232	91,184,866
Canada 3.2%		225,401,376
ARC Resources, Ltd. (A)	6,555,662	74,360,561
Brookfield Asset Management, Ltd., Class A	1	25
Constellation Software, Inc.	80,338	151,040,790
China 19.4%		1,350,999,570
ANTA Sports Products, Ltd.	7,790,629	113,113,058
China Pacific Insurance Group Company, Ltd., Class A	20,254,800	76,429,301
ENN Energy Holdings, Ltd.	9,583,899	131,232,114
Focus Media Information Technology Company, Ltd., Class A	127,081,802	126,941,543
H World Group, Ltd., ADR (B)	3,161,852	154,867,511
Li Ning Company, Ltd.	16,011,696	125,914,613
Ping An Insurance Group Company of China, Ltd., H Shares	10,505,000	67,959,088
Tencent Holdings, Ltd.	6,060,457	296,170,435
Trip.com Group, Ltd., ADR (B)	2,682,433	101,047,251
ZTO Express Cayman, Inc., ADR	5,489,346	157,324,656
Denmark 3.2%		224,796,425
DSV A/S	502,974	97,525,440
Genmab A/S (B)	336,691	127,270,985
France 17.3%		1,203,850,591
Airbus SE	1,525,705	203,785,508
AXA SA	3,491,979	106,567,212
Capgemini SE	656,159	121,938,176
Edenred	2,080,306	123,122,941
Publicis Groupe SA	1,690,460	131,957,523
Safran SA	997,700	147,696,814
Thales SA	662,543	97,955,311
Vinci SA	1,377,802	157,955,248
Worldline SA (B)(C)	2,655,889	112,871,858
Germany 5.1%		354,053,272
Brenntag SE	1,065,688	80,199,998
Rheinmetall AG	511,104	151,415,383
Siemens AG	755,768	122,437,891
10	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong 3.1%		$214,214,031
CK Asset Holdings, Ltd.	18,230,000	110,522,516
Melco Resorts & Entertainment, Ltd., ADR (B)	8,145,445	103,691,515
India 2.2%		154,765,305
Bharti Airtel, Ltd.	12,344,575	112,801,865
Bharti Airtel, Ltd., Partly Paid Up Shares	801,744	3,581,181
Hindustan Aeronautics, Ltd.	1,150,932	38,382,259
Ireland 4.7%		323,411,014
Accenture PLC, Class A	307,693	87,941,736
AerCap Holdings NV (B)	1,785,090	100,375,611
Flutter Entertainment PLC (London Stock Exchange) (B)	748,685	135,093,667
Italy 2.6%		180,137,145
FinecoBank Banca Fineco SpA	4,811,344	73,715,428
Moncler SpA	1,540,740	106,421,717
Japan 9.0%		627,795,198
Advantest Corp. (A)	1,811,200	167,909,686
Astellas Pharma, Inc.	5,602,200	79,592,243
Isuzu Motors, Ltd.	10,788,590	128,934,317
Mitsubishi UFJ Financial Group, Inc.	14,899,700	95,487,240
Tokyo Electron, Ltd.	1,275,900	155,871,712
Netherlands 1.2%		84,613,031
NXP Semiconductors NV	453,750	84,613,031
Portugal 2.2%		151,348,197
Jeronimo Martins SGPS SA	6,447,770	151,348,197
Spain 2.3%		158,166,763
Industria de Diseno Textil SA (A)	4,707,994	158,166,763
Sweden 1.5%		104,846,796
Volvo AB, B Shares (A)	5,088,007	104,846,796
Switzerland 2.7%		184,556,859
Glencore PLC	18,440,059	106,107,560
Novartis AG	854,395	78,449,299
Taiwan 5.6%		392,662,071
Taiwan Semiconductor Manufacturing Company, Ltd.	22,406,308	392,662,071
United Kingdom 15.3%		1,067,792,055
Allfunds Group PLC	10,120,140	67,066,564
Anglo American PLC	3,192,855	106,198,611
AstraZeneca PLC	1,777,882	246,331,928
BAE Systems PLC	6,943,455	83,988,533
British American Tobacco PLC	3,346,452	117,307,290
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	11

	Shares	Value
United Kingdom (continued)
CNH Industrial NV	6,410,383	$98,086,805
InterContinental Hotels Group PLC	146,952	9,620,262
London Stock Exchange Group PLC	1,601,273	155,530,381
Standard Chartered PLC	13,714,189	103,940,205
WPP PLC	6,710,079	79,721,476
United States 1.5%		103,593,095
Schlumberger, Ltd.	2,109,839	103,593,095

	Yield (%)	Shares	Value
Short-term investments 4.6%			$320,889,403
(Cost $320,910,974)
Short-term funds 2.9%			201,889,403
John Hancock Collateral Trust (D)	4.9438(E)	20,195,201	201,889,403

	Par value^	Value
Repurchase agreement 1.7%		119,000,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-23 at 4.810% to be repurchased at $55,922,407 on 4-3-23, collateralized by $62,178,400 U.S. Treasury Notes, 0.250% due 7-31-25 (valued at $57,018,057)	55,900,000	55,900,000
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-23 at 4.800% to be repurchased at $63,125,240 on 4-3-23, collateralized by $64,146,234 Government National Mortgage Association, 5.000% due 12-20-52 (valued at $64,362,000)	63,100,000	63,100,000

Total investments (Cost $6,866,976,106) 111.2%	$7,742,144,128
Other assets and liabilities, net (11.2%)	(778,019,439)
Total net assets 100.0%	$6,964,124,689

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-23.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 3-31-23.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $6,972,510,349. Net unrealized appreciation aggregated to $769,633,779, of which $1,038,677,663 related to gross unrealized appreciation and $269,043,884 related to gross unrealized depreciation.
12	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $6,665,065,132) including $191,834,057 of securities loaned	$7,540,254,725
Affiliated investments, at value (Cost $201,910,974)	201,889,403
Total investments, at value (Cost $6,866,976,106)	7,742,144,128
Foreign currency, at value (Cost $898,746)	898,858
Dividends and interest receivable	47,007,963
Receivable for fund shares sold	11,191,022
Receivable for investments sold	48,869,150
Receivable for securities lending income	78,176
Other assets	1,008,926
Total assets	7,851,198,223
Liabilities
Due to custodian	11,879,208
Foreign capital gains tax payable	1,112,806
Payable for investments purchased	57,002,714
Payable for fund shares repurchased	613,184,700
Payable upon return of securities loaned	201,928,232
Payable to affiliates
Accounting and legal services fees	269,910
Transfer agent fees	448,947
Distribution and service fees	8,151
Trustees’ fees	1,591
Other liabilities and accrued expenses	1,237,275
Total liabilities	887,073,534
Net assets	$6,964,124,689
Net assets consist of
Paid-in capital	$7,518,514,732
Total distributable earnings (loss)	(554,390,043)
Net assets	$6,964,124,689

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	13

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($502,041,009 ÷ 21,023,053 shares)[1]	$23.88
Class C ($95,724,358 ÷ 4,212,275 shares)[1]	$22.73
Class I ($3,587,361,235 ÷ 149,138,838 shares)	$24.05
Class R2 ($35,549,097 ÷ 1,489,516 shares)	$23.87
Class R4 ($9,626,834 ÷ 401,095 shares)	$24.00
Class R6 ($1,908,060,290 ÷ 79,131,354 shares)	$24.11
Class 1 ($57,670,727 ÷ 2,397,366 shares)	$24.06
Class NAV ($768,091,139 ÷ 31,911,382 shares)	$24.07
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$25.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-23

Investment income
Dividends	$220,394,816
Interest	1,281,584
Securities lending	728,160
Less foreign taxes withheld	(21,993,155)
Total investment income	200,411,405
Expenses
Investment management fees	69,927,965
Distribution and service fees	3,013,604
Accounting and legal services fees	1,292,392
Transfer agent fees	6,955,872
Trustees’ fees	191,266
Custodian fees	3,328,053
State registration fees	271,304
Printing and postage	526,051
Professional fees	403,084
Other	575,975
Total expenses	86,485,566
Less expense reductions	(651,515)
Net expenses	85,834,051
Net investment income	114,577,354
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,031,927,206)[1]
Affiliated investments	(103,157)
(1,032,030,363)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(302,715,102)[2]
Affiliated investments	(21,571)
(302,736,673)
Net realized and unrealized loss	(1,334,767,036)
Decrease in net assets from operations	$(1,220,189,682)

[1]	Net of foreign taxes of $15,454,774.
[2]	Net of $7,234,038 decrease in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-23	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$114,577,354	$88,490,459
Net realized gain (loss)	(1,032,030,363)	1,456,088,023
Change in net unrealized appreciation (depreciation)	(302,736,673)	(2,602,084,283)
Decrease in net assets resulting from operations	(1,220,189,682)	(1,057,505,801)
Distributions to shareholders
From earnings
Class A	(58,671,285)	(98,141,315)
Class C	(13,274,712)	(27,915,106)
Class I	(504,628,457)	(1,189,339,940)
Class R2	(4,084,956)	(6,056,297)
Class R4	(826,906)	(6,621,487)
Class R6	(222,850,526)	(365,182,359)
Class 1	(6,694,331)	(11,223,078)
Class NAV	(90,713,513)	(132,920,326)
Total distributions	(901,744,686)	(1,837,399,908)
From fund share transactions	(2,434,699,952)	1,666,677,236
Total decrease	(4,556,634,320)	(1,228,228,473)
Net assets
Beginning of year	11,520,759,009	12,748,987,482
End of year	$6,964,124,689	$11,520,759,009
16	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$29.99	$37.88	$24.58	$26.79	$28.52
Net investment income (loss)[1]	0.25	0.14	(0.04)	0.13	0.19
Net realized and unrealized gain (loss) on investments	(3.29)	(2.80)	13.34	(2.22)	(1.31)
Total from investment operations	(3.04)	(2.66)	13.30	(2.09)	(1.12)
Less distributions
From net investment income	—	(0.17)	—	(0.12)	(0.15)
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Total distributions	(3.07)	(5.23)	—	(0.12)	(0.61)
Net asset value, end of period	$23.88	$29.99	$37.88	$24.58	$26.79
Total return (%)[2,3]	(9.31)	(8.46)	54.11	(7.87)	(3.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$502	$642	$670	$456	$609
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.29	1.29	1.30	1.28
Expenses including reductions	1.29	1.28	1.28	1.29	1.28
Net investment income (loss)	0.99	0.37	(0.14)	0.45	0.72
Portfolio turnover (%)	77	78	78	80	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	17

CLASS C SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$28.91	$36.78	$24.03	$26.27	$28.00
Net investment income (loss)[1]	0.09	(0.12)	(0.26)	(0.06)	—[2]
Net realized and unrealized gain (loss) on investments	(3.20)	(2.69)	13.01	(2.18)	(1.27)
Total from investment operations	(3.11)	(2.81)	12.75	(2.24)	(1.27)
Less distributions
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Net asset value, end of period	$22.73	$28.91	$36.78	$24.03	$26.27
Total return (%)[3,4]	(9.96)	(9.10)	53.06	(8.53)	(4.37)
Ratios and supplemental data
Net assets, end of period (in millions)	$96	$171	$224	$181	$263
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	1.99	1.99	2.00	1.98
Expenses including reductions	1.99	1.98	1.98	1.99	1.98
Net investment income (loss)	0.36	(0.32)	(0.81)	(0.24)	(0.01)
Portfolio turnover (%)	77	78	78	80	98

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
18	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$30.09	$38.00	$24.63	$26.84	$28.59
Net investment income[1]	0.35	0.25	0.05	0.21	0.24
Net realized and unrealized gain (loss) on investments	(3.32)	(2.81)	13.40	(2.22)	(1.30)
Total from investment operations	(2.97)	(2.56)	13.45	(2.01)	(1.06)
Less distributions
From net investment income	—	(0.29)	(0.08)	(0.20)	(0.23)
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Total distributions	(3.07)	(5.35)	(0.08)	(0.20)	(0.69)
Net asset value, end of period	$24.05	$30.09	$38.00	$24.63	$26.84
Total return (%)[2]	(9.04)	(8.19)	54.62	(7.61)	(3.45)
Ratios and supplemental data
Net assets, end of period (in millions)	$3,587	$7,376	$8,176	$4,677	$5,576
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	0.99	0.99	1.00	1.00
Expenses including reductions	0.99	0.98	0.98	0.99	0.99
Net investment income	1.37	0.66	0.14	0.74	0.89
Portfolio turnover (%)	77	78	78	80	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	19

CLASS R2 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$30.00	$37.89	$24.60	$26.82	$28.55
Net investment income (loss)[1]	0.21	0.11	(0.08)	0.12	0.15
Net realized and unrealized gain (loss) on investments	(3.27)	(2.81)	13.37	(2.25)	(1.30)
Total from investment operations	(3.06)	(2.70)	13.29	(2.13)	(1.15)
Less distributions
From net investment income	—	(0.13)	—	(0.09)	(0.12)
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Total distributions	(3.07)	(5.19)	—	(0.09)	(0.58)
Net asset value, end of period	$23.87	$30.00	$37.89	$24.60	$26.82
Total return (%)[2]	(9.41)	(8.55)	54.02	(7.98)	(3.81)
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$38	$50	$30	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	1.38	1.38	1.39	1.38
Expenses including reductions	1.38	1.37	1.37	1.38	1.37
Net investment income (loss)	0.85	0.29	(0.23)	0.41	0.54
Portfolio turnover (%)	77	78	78	80	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
20	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$30.08	$37.98	$24.62	$26.84	$28.57
Net investment income (loss)[1]	0.43	0.20	(0.05)	0.16	0.22
Net realized and unrealized gain (loss) on investments	(3.44)	(2.81)	13.46	(2.22)	(1.30)
Total from investment operations	(3.01)	(2.61)	13.41	(2.06)	(1.08)
Less distributions
From net investment income	—	(0.23)	(0.05)	(0.16)	(0.19)
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Total distributions	(3.07)	(5.29)	(0.05)	(0.16)	(0.65)
Net asset value, end of period	$24.00	$30.08	$37.98	$24.62	$26.84
Total return (%)[2]	(9.18)	(8.31)	54.46	(7.77)	(3.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$45	$49	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	1.22	1.21	1.24	1.24
Expenses including reductions	1.12	1.11	1.10	1.13	1.13
Net investment income (loss)	1.61	0.54	(0.13)	0.58	0.80
Portfolio turnover (%)	77	78	78	80	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	21

CLASS R6 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$30.13	$38.04	$24.65	$26.86	$28.61
Net investment income[1]	0.34	0.29	0.08	0.24	0.27
Net realized and unrealized gain (loss) on investments	(3.29)	(2.81)	13.42	(2.22)	(1.30)
Total from investment operations	(2.95)	(2.52)	13.50	(1.98)	(1.03)
Less distributions
From net investment income	—	(0.33)	(0.11)	(0.23)	(0.26)
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Total distributions	(3.07)	(5.39)	(0.11)	(0.23)	(0.72)
Net asset value, end of period	$24.11	$30.13	$38.04	$24.65	$26.86
Total return (%)[2]	(8.96)	(8.09)	54.79	(7.52)	(3.32)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,908	$2,333	$2,441	$1,434	$1,836
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.88	0.88	0.89	0.89
Expenses including reductions	0.89	0.87	0.88	0.88	0.88
Net investment income	1.37	0.78	0.25	0.85	1.01
Portfolio turnover (%)	77	78	78	80	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$30.08	$37.98	$24.62	$26.83	$28.57
Net investment income[1]	0.34	0.28	0.08	0.23	0.28
Net realized and unrealized gain (loss) on investments	(3.29)	(2.80)	13.38	(2.22)	(1.30)
Total from investment operations	(2.95)	(2.52)	13.46	(1.99)	(1.02)
Less distributions
From net investment income	—	(0.32)	(0.10)	(0.22)	(0.26)
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Total distributions	(3.07)	(5.38)	(0.10)	(0.22)	(0.72)
Net asset value, end of period	$24.06	$30.08	$37.98	$24.62	$26.83
Total return (%)[2]	(9.01)	(8.10)	54.68	(7.55)	(3.32)
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$71	$83	$59	$78
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.92	0.92	0.93	0.92
Expenses including reductions	0.93	0.91	0.91	0.92	0.92
Net investment income	1.34	0.74	0.23	0.82	1.05
Portfolio turnover (%)	77	78	78	80	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK International Growth Fund	23

CLASS NAV SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$30.08	$37.99	$24.62	$26.82	$28.57
Net investment income[1]	0.34	0.30	0.10	0.24	0.29
Net realized and unrealized gain (loss) on investments	(3.28)	(2.81)	13.38	(2.21)	(1.31)
Total from investment operations	(2.94)	(2.51)	13.48	(1.97)	(1.02)
Less distributions
From net investment income	—	(0.34)	(0.11)	(0.23)	(0.27)
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Total distributions	(3.07)	(5.40)	(0.11)	(0.23)	(0.73)
Net asset value, end of period	$24.07	$30.08	$37.99	$24.62	$26.82
Total return (%)[2]	(8.94)	(8.08)	54.78	(7.51)	(3.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$768	$844	$1,057	$854	$1,028
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.87	0.87	0.88	0.87
Expenses including reductions	0.88	0.86	0.86	0.87	0.87
Net investment income	1.34	0.80	0.30	0.87	1.06
Portfolio turnover (%)	77	78	78	80	98

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK International Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Effective August 1, 2022, all classes of shares offered by the fund are reopened to new investors.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	25

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2023, by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$138,309,083	—	$138,309,083	—
Belgium	175,942,848	—	175,942,848	—
Canada	225,401,376	$225,401,376	—	—
China	1,350,999,570	413,239,418	937,760,152	—
Denmark	224,796,425	—	224,796,425	—
France	1,203,850,591	—	1,203,850,591	—
Germany	354,053,272	—	354,053,272	—
Hong Kong	214,214,031	103,691,515	110,522,516	—
India	154,765,305	—	154,765,305	—
Ireland	323,411,014	188,317,347	135,093,667	—
Italy	180,137,145	—	180,137,145	—
Japan	627,795,198	—	627,795,198	—
Netherlands	84,613,031	84,613,031	—	—
Portugal	151,348,197	—	151,348,197	—
Spain	158,166,763	—	158,166,763	—
26	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sweden	$104,846,796	—	$104,846,796	—
Switzerland	184,556,859	—	184,556,859	—
Taiwan	392,662,071	—	392,662,071	—
United Kingdom	1,067,792,055	—	1,067,792,055	—
United States	103,593,095	$103,593,095	—	—
Short-term investments	320,889,403	201,889,403	119,000,000	—
Total investments in securities	$7,742,144,128	$1,320,745,185	$6,421,398,943	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	27

lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2023, the fund loaned securities valued at $191,834,057 and received $201,928,232 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage
28	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2023 were $30,865.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2023, the fund has a short-term capital loss carryforward of $1,309,954,769 and a long-term capital loss carryforward of $103,827,856 available to offset future net realized capital gains. These carryforwards do not expire.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2023 and 2022 was as follows:
	March 31, 2023	March 31, 2022
Ordinary income	$1,760	$240,643,249
Long-term capital gains	901,742,926	1,596,756,659
Total	$901,744,686	$1,837,399,908
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2023, the components of distributable earnings on a tax basis consisted of $90,296,831 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, investment in passive foreign investment companies, foreign currency transactions, corporate actions and foreign capital gain tax.
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	29

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$38,748
Class C	8,985
Class I	387,006
Class R2	2,515
Class R4	799
Class	Expense reduction
Class R6	$142,777
Class 1	4,328
Class NAV	55,779
Total	$640,937

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2023, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2023, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
30	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $10,578 for Class R4 shares for the year ended March 31, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $176,630 for the year ended March 31, 2023. Of this amount, $29,953 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $146,677 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2023, CDSCs received by the Distributor amounted to $5,066 and $2,973 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,570,285	$603,597
Class C	1,210,698	139,851
Class I	—	6,024,877
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	31

Class	Distribution and service fees	Transfer agent fees
Class R2	$168,321	$3,232
Class R4	35,054	1,004
Class R6	—	183,311
Class 1	29,246	—
Total	$3,013,604	$6,955,872
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is inlcuded in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$28,657,111	45	2.821%	($101,040)
Lender	$23,933,333	3	3.122%	$6,226
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2023 and 2022 were as follows:
	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,121,786	$102,713,067	5,253,683	$196,670,262
Distributions reinvested	2,555,111	56,442,401	2,823,464	94,529,556
Repurchased	(7,075,660)	(175,487,551)	(4,340,985)	(158,090,271)
Net increase (decrease)	(398,763)	$(16,332,083)	3,736,162	$133,109,547
Class C shares
Sold	152,991	$3,573,163	292,252	$10,738,054
Distributions reinvested	607,044	12,784,349	811,423	26,241,424
Repurchased	(2,452,425)	(58,086,690)	(1,288,020)	(45,807,208)
Net decrease	(1,692,390)	$(41,729,178)	(184,345)	$(8,827,730)
Class I shares
Sold	58,845,096	$1,467,041,280	64,526,823	$2,362,927,312
Distributions reinvested	20,243,461	450,012,141	30,801,555	1,033,700,185
Repurchased	(175,049,641)	(4,367,898,361)	(65,386,239)	(2,317,490,127)
Net increase (decrease)	(95,961,084)	$(2,450,844,940)	29,942,139	$1,079,137,370
32	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	326,408	$8,123,696	204,886	$7,553,105
Distributions reinvested	167,484	3,698,042	165,508	5,544,525
Repurchased	(283,249)	(6,947,643)	(410,303)	(15,409,480)
Net increase (decrease)	210,643	$4,874,095	(39,909)	$(2,311,850)
Class R4 shares
Sold	158,362	$3,933,660	199,618	$7,093,777
Distributions reinvested	37,265	826,906	197,303	6,621,487
Repurchased	(1,285,733)	(35,739,428)	(184,528)	(6,905,659)
Net increase (decrease)	(1,090,106)	$(30,978,862)	212,393	$6,809,605
Class R6 shares
Sold	14,240,010	$359,571,642	17,830,567	$657,899,168
Distributions reinvested	9,895,144	220,463,812	10,788,979	362,401,816
Repurchased	(22,459,754)	(568,706,165)	(15,345,428)	(551,328,996)
Net increase	1,675,400	$11,329,289	13,274,118	$468,971,988
Class 1 shares
Sold	172,182	$4,299,192	204,864	$7,854,829
Distributions reinvested	301,139	6,694,331	334,618	11,223,078
Repurchased	(442,864)	(11,026,986)	(344,923)	(12,992,669)
Net increase (decrease)	30,457	$(33,463)	194,559	$6,085,238
Class NAV shares
Sold	2,471,385	$63,296,784	1,185,055	$41,937,327
Distributions reinvested	4,078,845	90,713,513	3,963,039	132,920,326
Repurchased	(2,705,530)	(64,995,107)	(4,907,059)	(191,154,585)
Net increase (decrease)	3,844,700	$89,015,190	241,035	$(16,296,932)
Total net increase (decrease)	(93,381,143)	$(2,434,699,952)	47,376,152	$1,666,677,236
Affiliates of the fund owned 100% and 76% of shares of Class 1 and Class NAV, respectively, on March 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $6,609,845,962 and $9,056,428,296, respectively, for the year ended March 31, 2023.
ANNUAL REPORT | JOHN HANCOCK International Growth Fund	33

Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2023, funds within the John Hancock group of funds complex held 8.3% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	20,195,201	—	$1,265,291,894	$(1,063,277,763)	$(103,157)	$(21,571)	$728,160	—	$201,889,403

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
34	JOHN HANCOCK International Growth Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	35

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $253,280,370. The fund intends to pass through foreign tax credits of $36,909,259.
The fund paid $901,742,926 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
36	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	37

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
38	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	2006	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	39

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	2006	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

40	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	41

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
42	JOHN HANCOCK INTERNATIONAL GROWTH FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
John A. Boselli, CFA
Alvaro Llavero
Zhaohuan (Terry) Tian, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	43

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2833368	87A 3/23
5/2023

Annual report
John Hancock
U.S. Growth Fund
U.S. equity
March 31, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market lost ground and experienced elevated volatility during the 12 months ended March 31, 2023. While economic growth remained in positive territory, the aggressive actions of the U.S. Federal Reserve (Fed) raised concerns that a recession and a concurrent slowdown in corporate earnings would occur in 2023. A variety of other events weighed on sentiment throughout the period, including the Russian invasion of Ukraine and China’s extended zero-COVID policy in place until the close of 2022.
U.S. stocks advanced during the first quarter of 2023, despite the unexpected collapse of three regional banks. Although the bank news initially led to a steep market decline, stocks recovered when it became clear the industry’s problems were contained, consumers were remaining resilient, and inflation was in line with expectations. The likelihood that a constrained lending environment would help slow economic growth and lead to stabilized interest rates further encouraged investors. The Fed proceeded with another increase in its target interest rate toward the end of the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
23	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Statement regarding liquidity risk management
35	Trustees and Officers
39	More information
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2023 (%)

The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The U.S. stock market posted negative returns
Amid a backdrop of high inflation and rising interest rates, the equity market struggled during the period.
The fund underperformed its benchmark
The fund posted a loss and fell short of the Russell 1000 Growth Index largely due to stock picking in the consumer discretionary and real estate sectors.
Sector allocation aided performance
A large overweight in the financials sector and an underweight in consumer discretionary contributed to the fund’s relative performance.
SECTOR COMPOSITION AS OF 3/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

Management’s discussion of fund performance
How did the U.S. equity market perform during the 12 months ended March 31, 2023?
The U.S. stock market suffered losses during the period. Stocks posted negative returns for most of 2022 amid a backdrop of record inflation and rising interest rates, but posted gains in the fourth quarter as investors were encouraged by milder inflation and expectations that the U.S. Federal Reserve would slow the pace of interest-rate hikes. The market continued to gain in the first quarter of 2023; however, volatility remained high, driven by concerns over the health of the banking sector following the failures of Silicon Valley Bank, Silvergate Capital Corp., and Signature Bank of New York (the fund didn’t hold positions in any of these banks).
How did the fund perform?
The fund produced a negative return that fell short of its benchmark. The biggest relative detractors were security selection in the consumer discretionary, real estate, and communication services sectors. A large underweight in consumer staples, an overweight in communication services, and an underweight in energy also hampered results. In contrast, the fund benefited from a large overweight in the financials sector, an underweight in consumer discretionary, and stock selection in industrials.
TOP 10 HOLDINGS AS OF 3/31/2023 (% of net assets)
Microsoft Corp.	12.1
Apple, Inc.	9.5
Alphabet, Inc., Class A	6.8
Amazon.com, Inc.	5.9
UnitedHealth Group, Inc.	3.3
Mastercard, Inc., Class A	3.1
Visa, Inc., Class A	2.9
Eli Lilly & Company	2.5
Meta Platforms, Inc., Class A	2.1
Accenture PLC, Class A	1.9
TOTAL	50.1
Cash and cash equivalents are not included.
4	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

The fund’s position in Amazon.com, Inc., meaningfully detracted. Shares of Amazon ended the period lower after the e-commerce giant reported third-quarter results in October that missed consensus estimates and issued a disappointing fourth-quarter revenue forecast. Another relative detractor was ZoomInfo Technologies, Inc., a software and data company. Its shares fell in November after the firm’s earnings report included financial guidance that disappointed the market. We sold the fund’s holdings in ZoomInfo Technologies prior to period end. Also hampering results was the fund’s underweight in NVIDIA Corp., a semiconductor company and maker of graphics chips whose shares gained sharply this period.
One notable relative contributor was the fund’s lack of exposure to benchmark component Tesla, Inc., a manufacturer of electric vehicles and energy-storage systems. Its shares fell sharply this period after the company reported lower-than-expected third-quarter vehicle production and delivery numbers. Another notable contributor was an overweight in Ulta Beauty, Inc., an American chain of beauty stores whose shares rose on the company’s strong earnings and growth across several of its product categories. Further adding to the fund’s relative result was an out-of-benchmark position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Did you make any changes to the fund prior to period end?
From a sector perspective, we increased the fund’s exposure to consumer discretionary and healthcare and decreased its exposure to financials due to concerns over the failure of several banks during the period.
MANAGED BY

John A. Boselli, CFA
Tim N. Manning
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A	-15.66	9.55	12.21	57.80	216.39
Class C1	-12.71	9.86	12.06	60.04	212.22
Class I2	-11.05	10.95	13.08	68.14	241.99
Class R2[1,2]	-11.36	10.53	12.67	64.98	229.61
Class R4[1,2]	-11.13	10.83	12.90	67.20	236.49
Class R6[1,2]	-10.91	11.08	13.12	69.11	243.05
Class NAV[2]	-10.96	11.09	13.24	69.18	246.80
Index†	-10.90	13.66	14.59	89.69	290.43
Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.96	1.71	0.71	1.11	0.96	0.61	0.60
Net (%)	0.96	1.71	0.71	1.10	0.85	0.60	0.59
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 1000 Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 1000 Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	3-31-13	31,222	31,222	39,043
Class I2	3-31-13	34,199	34,199	39,043
Class R2[1,2]	3-31-13	32,961	32,961	39,043
Class R4[1,2]	3-31-13	33,649	33,649	39,043
Class R6[1,2]	3-31-13	34,305	34,305	39,043
Class NAV[2]	3-31-13	34,680	34,680	39,043
The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 8-28-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2022, with the same investment held until March 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2022	Ending value on 3-31-2023	Expenses paid during period ended 3-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,123.30	$5.24	0.99%
	Hypothetical example	1,000.00	1,020.00	4.99	0.99%
Class C	Actual expenses/actual returns	1,000.00	1,119.00	9.19	1.74%
	Hypothetical example	1,000.00	1,016.30	8.75	1.74%
Class I	Actual expenses/actual returns	1,000.00	1,124.00	3.92	0.74%
	Hypothetical example	1,000.00	1,021.20	3.73	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,122.40	5.93	1.12%
	Hypothetical example	1,000.00	1,019.30	5.64	1.12%
Class R4	Actual expenses/actual returns	1,000.00	1,124.00	4.50	0.85%
	Hypothetical example	1,000.00	1,020.70	4.28	0.85%
Class R6	Actual expenses/actual returns	1,000.00	1,125.00	3.34	0.63%
	Hypothetical example	1,000.00	1,021.80	3.18	0.63%
Class NAV	Actual expenses/actual returns	1,000.00	1,125.00	3.28	0.62%
	Hypothetical example	1,000.00	1,021.80	3.13	0.62%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	9

Fund’s investments
AS OF 3-31-23
	Shares	Value
Common stocks 99.9%		$994,715,234
(Cost $737,543,361)
Communication services 8.9%		88,093,494
Interactive media and services 8.9%
Alphabet, Inc., Class A (A)	648,547	67,273,780
Meta Platforms, Inc., Class A (A)	98,234	20,819,714
Consumer discretionary 13.4%		132,867,537
Broadline retail 7.2%
Amazon.com, Inc. (A)	568,666	58,737,511
Etsy, Inc. (A)	115,791	12,891,012
Hotels, restaurants and leisure 3.5%
Airbnb, Inc., Class A (A)	114,719	14,271,044
DraftKings, Inc., Class A (A)	571,446	11,063,195
Hyatt Hotels Corp., Class A (A)	86,866	9,710,750
Household durables 1.3%
Lennar Corp., A Shares	116,861	12,283,260
Specialty retail 1.4%
Ulta Beauty, Inc. (A)	25,493	13,910,765
Energy 1.2%		11,937,978
Energy equipment and services 1.2%
Schlumberger, Ltd.	243,136	11,937,978
Financials 12.0%		119,852,437
Capital markets 3.6%
Ares Management Corp., Class A	178,245	14,872,763
Morgan Stanley	113,397	9,956,257
MSCI, Inc.	20,727	11,600,695
Consumer finance 1.3%
American Express Company	80,547	13,286,228
Financial services 6.0%
Mastercard, Inc., Class A	84,092	30,559,874
Visa, Inc., Class A	128,434	28,956,730
Insurance 1.1%
Arch Capital Group, Ltd. (A)	156,474	10,619,890
Health care 14.7%		146,434,863
Biotechnology 2.8%
United Therapeutics Corp. (A)	52,330	11,719,827
Vertex Pharmaceuticals, Inc. (A)	50,785	16,000,830
Health care equipment and supplies 1.1%
Hologic, Inc. (A)	138,148	11,148,544
10	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services 6.8%
Elevance Health, Inc.	24,929	$11,462,603
Humana, Inc.	26,169	12,704,003
McKesson Corp.	28,246	10,056,988
UnitedHealth Group, Inc.	69,990	33,076,574
Pharmaceuticals 4.0%
Eli Lilly & Company	73,151	25,121,516
Merck & Company, Inc.	142,344	15,143,978
Industrials 5.4%		54,073,071
Building products 2.2%
Builders FirstSource, Inc. (A)	140,239	12,450,418
Johnson Controls International PLC	162,439	9,782,077
Ground transportation 2.2%
Knight-Swift Transportation Holdings, Inc.	164,036	9,281,157
Uber Technologies, Inc. (A)	407,112	12,905,450
Professional services 1.0%
EXL Service Holdings, Inc. (A)	59,655	9,653,969
Information technology 43.4%		432,458,285
Electronic equipment, instruments and components 2.4%
Flex, Ltd. (A)	455,268	10,475,717
Jabil, Inc.	153,013	13,489,626
IT services 4.7%
Accenture PLC, Class A	67,002	19,149,842
Gartner, Inc. (A)	55,716	18,150,601
GoDaddy, Inc., Class A (A)	127,716	9,926,088
Semiconductors and semiconductor equipment 10.1%
Advanced Micro Devices, Inc. (A)	162,504	15,927,017
Analog Devices, Inc.	72,039	14,207,532
KLA Corp.	37,381	14,921,374
Microchip Technology, Inc.	193,495	16,211,011
NVIDIA Corp.	35,649	9,902,223
NXP Semiconductors NV	78,211	14,584,396
ON Semiconductor Corp. (A)	175,761	14,468,646
Software 16.7%
Microsoft Corp.	418,459	120,641,727
Palo Alto Networks, Inc. (A)	67,353	13,453,088
Salesforce, Inc. (A)	86,403	17,261,591
ServiceNow, Inc. (A)	32,305	15,012,780
Technology hardware, storage and peripherals 9.5%
Apple, Inc.	574,136	94,675,026
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	11

	Shares	Value
Real estate 0.9%		$8,997,569
Real estate management and development 0.9%
CBRE Group, Inc., Class A (A)	123,576	8,997,569

	Yield (%)	Shares	Value
Short-term investments 0.1%			$408,199
(Cost $408,199)
Short-term funds 0.1%			408,199
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.6799(B)	408,199	408,199

Total investments (Cost $737,951,560) 100.0%	$995,123,433
Other assets and liabilities, net 0.0%	405,063
Total net assets 100.0%	$995,528,496

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-23.
At 3-31-23, the aggregate cost of investments for federal income tax purposes was $739,096,684. Net unrealized appreciation aggregated to $256,026,749, of which $267,811,865 related to gross unrealized appreciation and $11,785,116 related to gross unrealized depreciation.
12	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-23

Assets
Unaffiliated investments, at value (Cost $737,951,560)	$995,123,433
Dividends and interest receivable	423,697
Receivable for fund shares sold	988,391
Receivable for securities lending income	85
Other assets	171,495
Total assets	996,707,101
Liabilities
Payable for investments purchased	8,784
Payable for fund shares repurchased	949,568
Payable to affiliates
Accounting and legal services fees	37,364
Transfer agent fees	74,475
Distribution and service fees	258
Trustees’ fees	86
Other liabilities and accrued expenses	108,070
Total liabilities	1,178,605
Net assets	$995,528,496
Net assets consist of
Paid-in capital	$716,643,608
Total distributable earnings (loss)	278,884,888
Net assets	$995,528,496

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($546,808,208 ÷ 29,884,645 shares)[1]	$18.30
Class C ($19,316,029 ÷ 1,127,693 shares)[1]	$17.13
Class I ($261,796,457 ÷ 14,026,773 shares)	$18.66
Class R2 ($1,261,139 ÷ 68,475 shares)	$18.42
Class R4 ($14,285 ÷ 766 shares)	$18.65
Class R6 ($121,173,699 ÷ 6,453,071 shares)	$18.78
Class NAV ($45,158,679 ÷ 2,405,567 shares)	$18.77
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	13

STATEMENT OF OPERATIONS For the year ended 3-31-23

Investment income
Dividends	$9,529,525
Interest	104,020
Securities lending	85
Less foreign taxes withheld	(27,384)
Total investment income	9,606,246
Expenses
Investment management fees	5,662,601
Distribution and service fees	1,615,739
Accounting and legal services fees	156,331
Transfer agent fees	986,327
Trustees’ fees	22,255
Custodian fees	135,751
State registration fees	141,563
Printing and postage	75,680
Professional fees	83,529
Other	53,542
Total expenses	8,933,318
Less expense reductions	(74,977)
Net expenses	8,858,341
Net investment income	747,905
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	24,561,988
Affiliated investments	272
24,562,260
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(168,714,240)
(168,714,240)
Net realized and unrealized loss	(144,151,980)
Decrease in net assets from operations	$(143,404,075)
14	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-23	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$747,905	$(3,971,566)
Net realized gain	24,562,260	158,059,282
Change in net unrealized appreciation (depreciation)	(168,714,240)	(19,833,844)
Increase (decrease) in net assets resulting from operations	(143,404,075)	134,253,872
Distributions to shareholders
From earnings
Class A	(52,473,465)	(94,881,817)
Class C	(2,139,626)	(4,787,408)
Class I	(23,364,807)	(53,794,432)
Class R2	(123,707)	(211,758)
Class R4	(1,417)	(570)
Class R6	(11,875,722)	(20,223,435)
Class NAV	(4,145,376)	(7,440,684)
Total distributions	(94,124,120)	(181,340,104)
From fund share transactions	(13,096,826)	(4,662,273)
Total decrease	(250,625,021)	(51,748,505)
Net assets
Beginning of year	1,246,153,517	1,297,902,022
End of year	$995,528,496	$1,246,153,517
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	15

Financial highlights
CLASS A SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$22.99	$23.96	$16.24	$16.23	$17.94
Net investment income (loss)[1]	(0.01)	(0.10)	(0.07)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(2.76)	2.75	8.40	—[2]	2.22
Total from investment operations	(2.77)	2.65	8.33	0.01	2.21
Less distributions
From net investment income	—	—	—	—	(0.03)
From net realized gain	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	(1.92)	(3.62)	(0.61)	—	(3.92)
Net asset value, end of period	$18.30	$22.99	$23.96	$16.24	$16.23
Total return (%)[3,4]	(11.22)	10.06	51.37	0.06	12.22
Ratios and supplemental data
Net assets, end of period (in millions)	$547	$670	$653	$458	$404
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.96	1.01	1.01	1.10
Expenses including reductions	0.98	0.96	1.00	1.00	1.09
Net investment income (loss)	(0.04)	(0.40)	(0.31)	0.03	(0.07)
Portfolio turnover (%)	103	91	101	91[5]	88[6]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes in-kind transactions and merger activity.
[6]	Excludes in-kind transactions.
16	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$21.84	$23.08	$15.77	$15.88	$17.71
Net investment loss[1]	(0.14)	(0.28)	(0.23)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	(2.65)	2.66	8.15	0.01	2.20
Total from investment operations	(2.79)	2.38	7.92	(0.11)	2.06
Less distributions
From net realized gain	(1.92)	(3.62)	(0.61)	—	(3.89)
Net asset value, end of period	$17.13	$21.84	$23.08	$15.77	$15.88
Total return (%)[2,3]	(11.93)	9.25	50.29	(0.69)	11.44
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$30	$35	$23	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.71	1.76	1.76	1.85
Expenses including reductions	1.73	1.71	1.75	1.75	1.84
Net investment loss	(0.78)	(1.15)	(1.07)	(0.72)	(0.85)
Portfolio turnover (%)	103	91	101	91[4]	88[5]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions and merger activity.
[5]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	17

CLASS I SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.35	$24.23	$16.38	$16.36	$18.05
Net investment income (loss)[1]	0.04	(0.04)	(0.01)	0.05	0.04
Net realized and unrealized gain (loss) on investments	(2.81)	2.78	8.49	(0.01)	2.23
Total from investment operations	(2.77)	2.74	8.48	0.04	2.27
Less distributions
From net investment income	—	—	(0.02)	(0.02)	(0.07)
From net realized gain	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	(1.92)	(3.62)	(0.63)	(0.02)	(3.96)
Net asset value, end of period	$18.66	$23.35	$24.23	$16.38	$16.36
Total return (%)[2]	(11.05)	10.33	51.84	0.26	12.55
Ratios and supplemental data
Net assets, end of period (in millions)	$262	$347	$408	$321	$115
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.71	0.76	0.76	0.87
Expenses including reductions	0.73	0.71	0.75	0.75	0.86
Net investment income (loss)	0.21	(0.16)	(0.06)	0.28	0.25
Portfolio turnover (%)	103	91	101	91[3]	88[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions and merger activity.
[4]	Excludes in-kind transactions.
18	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.16	$24.15	$16.38	$16.40	$18.08
Net investment loss[1]	(0.03)	(0.14)	(0.10)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.79)	2.77	8.48	—[2]	2.25
Total from investment operations	(2.82)	2.63	8.38	(0.02)	2.21
Less distributions
From net investment income	—	—	—	—	—[2]
From net realized gain	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	(1.92)	(3.62)	(0.61)	—	(3.89)
Net asset value, end of period	$18.42	$23.16	$24.15	$16.38	$16.40
Total return (%)[3]	(11.36)	9.89	51.24	(0.12)	12.13
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.10	1.14	1.15	1.25
Expenses including reductions	1.11	1.09	1.13	1.14	1.25
Net investment loss	(0.16)	(0.54)	(0.45)	(0.11)	(0.22)
Portfolio turnover (%)	103	91	101	91[4]	88[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes in-kind transactions and merger activity.
[5]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	19

CLASS R4 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.36	$24.25	$16.41	$16.39	$18.08
Net investment income (loss)[1]	0.02	(0.05)	(0.03)	0.03	0.01
Net realized and unrealized gain (loss) on investments	(2.81)	2.78	8.48	—[2]	2.24
Total from investment operations	(2.79)	2.73	8.45	0.03	2.25
Less distributions
From net investment income	—	—	—[2]	(0.01)	(0.05)
From net realized gain	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	(1.92)	(3.62)	(0.61)	(0.01)	(3.94)
Net asset value, end of period	$18.65	$23.36	$24.25	$16.41	$16.39
Total return (%)[3]	(11.13)	10.27	51.59	0.17	12.36
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	0.89	1.00	1.00	1.10
Expenses including reductions	0.84	0.79	0.89	0.89	1.00
Net investment income (loss)	0.12	(0.23)	(0.14)	0.15	0.03
Portfolio turnover (%)	103	91	101	91[5]	88[6]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Excludes in-kind transactions and merger activity.
[6]	Excludes in-kind transactions.
20	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.45	$24.30	$16.42	$16.39	$18.08
Net investment income (loss)[1]	0.06	(0.01)	0.01	0.07	0.05
Net realized and unrealized gain (loss) on investments	(2.81)	2.78	8.51	—[2]	2.24
Total from investment operations	(2.75)	2.77	8.52	0.07	2.29
Less distributions
From net investment income	—	—	(0.03)	(0.04)	(0.09)
From net realized gain	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	(1.92)	(3.62)	(0.64)	(0.04)	(3.98)
Net asset value, end of period	$18.78	$23.45	$24.30	$16.42	$16.39
Total return (%)[3]	(10.91)	10.43	51.96	0.38	12.68
Ratios and supplemental data
Net assets, end of period (in millions)	$121	$145	$147	$99	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.61	0.65	0.65	0.75
Expenses including reductions	0.63	0.60	0.64	0.64	0.74
Net investment income (loss)	0.32	(0.05)	0.04	0.37	0.29
Portfolio turnover (%)	103	91	101	91[4]	88[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes in-kind transactions and merger activity.
[5]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	21

CLASS NAV SHARES Period ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Per share operating performance
Net asset value, beginning of period	$23.45	$24.29	$16.41	$16.38	$18.07
Net investment income (loss)[1]	0.06	(0.01)	0.01	0.07	0.03
Net realized and unrealized gain (loss) on investments	(2.82)	2.79	8.51	—[2]	2.26
Total from investment operations	(2.76)	2.78	8.52	0.07	2.29
Less distributions
From net investment income	—	—	(0.03)	(0.04)	(0.09)
From net realized gain	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	(1.92)	(3.62)	(0.64)	(0.04)	(3.98)
Net asset value, end of period	$18.77	$23.45	$24.29	$16.41	$16.38
Total return (%)[3]	(10.96)	10.48	52.01	0.39	12.69
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$52	$54	$40	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62	0.60	0.64	0.64	0.74
Expenses including reductions	0.62	0.59	0.63	0.63	0.73
Net investment income (loss)	0.33	(0.04)	0.06	0.41	0.18
Portfolio turnover (%)	103	91	101	91[5]	88[6]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Excludes in-kind transactions and merger activity.
[6]	Excludes in-kind transactions.
22	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	23

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2023, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
24	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2023 were $6,396.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2023 and 2022 was as follows:
	March 31, 2023	March 31, 2022
Ordinary income	—	$44,902,603
Long-term capital gains	$94,124,120	136,437,501
Total	$94,124,120	$181,340,104
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Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2023, the components of distributable earnings on a tax basis consisted of $749,960 of undistributed ordinary income and $22,108,179 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$40,833
Class C	1,689
Class I	19,974
Class R2	93
Class	Expense reduction
Class R6	$9,110
Class NAV	3,269
Total	$74,968

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
26	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2023, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $9 for Class R4 shares for the year ended March 31, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $174,409 for the year ended March 31, 2023. Of this amount, $28,743 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $145,666 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2023, CDSCs received by the Distributor amounted to $445 and $524 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
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Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,381,441	$636,804
Class C	228,201	26,337
Class I	—	311,354
Class R2	6,069	120
Class R4	28	1
Class R6	—	11,711
Total	$1,615,739	$986,327
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,166,667	6	3.026%	$2,606
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2023 and 2022 were as follows:
	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,802,319	$34,073,217	1,212,772	$30,823,365
Distributions reinvested	3,096,748	51,498,951	3,762,581	92,785,993
Repurchased	(4,163,977)	(79,567,057)	(3,076,018)	(77,793,440)
Net increase	735,090	$6,005,111	1,899,335	$45,815,918
Class C shares
Sold	76,383	$1,375,885	80,525	$1,960,557
Distributions reinvested	137,042	2,137,853	203,317	4,769,820
Repurchased	(472,717)	(8,404,996)	(401,076)	(9,639,707)
Net decrease	(259,292)	$(4,891,258)	(117,234)	$(2,909,330)
28	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

	Year Ended 3-31-23		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,226,606	$80,874,177	2,338,632	$59,285,230
Distributions reinvested	1,376,354	23,329,193	2,145,580	53,682,403
Repurchased	(6,429,940)	(125,779,097)	(6,480,524)	(164,709,542)
Net decrease	(826,980)	$(21,575,727)	(1,996,312)	$(51,741,909)
Class R2 shares
Sold	8,565	$170,572	5,359	$133,531
Distributions reinvested	6,625	110,964	8,525	211,758
Repurchased	(11,523)	(215,716)	(4,701)	(110,252)
Net increase	3,667	$65,820	9,183	$235,037
Class R4 shares
Sold	559	$10,468	10	$270
Distributions reinvested	23	392	23	570
Repurchased	—	—	(12)	(324)
Net increase	582	$10,860	21	$516
Class R6 shares
Sold	1,245,396	$24,849,817	970,782	$25,301,012
Distributions reinvested	696,523	11,875,722	805,073	20,223,435
Repurchased	(1,675,915)	(32,375,118)	(1,629,093)	(41,748,773)
Net increase	266,004	$4,350,421	146,762	$3,775,674
Class NAV shares
Sold	206,786	$4,035,518	217,307	$5,705,814
Distributions reinvested	243,131	4,145,376	296,324	7,440,684
Repurchased	(268,244)	(5,242,947)	(501,469)	(12,984,677)
Net increase	181,673	$2,937,947	12,162	$161,821
Total net increase (decrease)	100,744	$(13,096,826)	(46,083)	$(4,662,273)
Affiliates of the fund owned 71% and 100% of shares of Class R4 and Class NAV, respectively, on March 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,052,455,737 and $1,159,270,458, respectively, for the year ended March 31, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
ANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	29

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$14,759,250	$(14,759,522)	$272	—	$85	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK U.S. Growth Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock U.S. Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock U.S. Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter the "Fund") as of March 31, 2023, the related statement of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2023 and the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 4, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $94,124,120 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock U.S. Growth Fund , subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
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•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
34	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	2006	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	35

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	2006	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2008	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

36	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison,^ Born: 1963	2018	183
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013 and since 2017). Trustee of various trusts within the John Hancock Fund Complex (since 2018).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	37

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
^	Ms. Harrison is retiring effective May 1, 2023.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
38	JOHN HANCOCK U.S. GROWTH FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
John A. Boselli, CFA
Timothy N. Manning
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	39

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2833379	393A 3/23
5/2023

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2023 and 2022. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2023	March 31, 2022
Disciplined Value Fund	$41,842	$39,676
Disciplined Value Mid Cap Fund	54,077	51,263
Global Shareholder Yield Fund	42,470	40,271
International Growth Fund	56,252	53,336
U.S. Growth Fund	43,235	40,995
Total	$237,876	$225,541

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and software licensing fees. Amounts billed to the registrant were as follows:

Fund	March 31, 2023	March 31, 2022
Disciplined Value Fund	$586	$781
Disciplined Value Mid Cap Fund	586	781
Global Shareholder Yield	586	781
International Growth	586	781
U.S. Growth Fund	586	781
Total	$2,930	$3,905

Amounts billed to control affiliates were $121,890 and $119,500 for the fiscal years ended March 31, 2023 and 2022, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended March 31, 2023 and 2022. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2023	March 31, 2022
Disciplined Value Fund	$4,110	$4,664
Disciplined Value Mid Cap Fund	4,110	5,914
Global Shareholder Yield	4,110	3,914
International Growth	4,716	5,241
U.S. Growth Fund	4,110	5,264
Total	$21,156	$24,897

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended March 31,

2023 and 2022:

Fund	March 31, 2023	March 31, 2022
Disciplined Value Fund	$163	$199
Disciplined Value Mid Cap Fund	163	199
Global Shareholder Yield	163	199
International Growth	163	199
U.S. Growth Fund	163	199
Total	$815	$995

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended March 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,220,892 for the fiscal year ended March 31, 2023 and $989,613 for the fiscal year ended March 31, 2022.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

Peter S. Burgess – retired effective December 31, 2022

William H. Cunningham

Patricia Lizarraga, effective September 20, 2022

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	May 4, 2023
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	May 4, 2023